Wilshire 5000 Index Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Communication Services - 8.3%
Alphabet, Inc. - Class A	29,406	$4,876,985
Alphabet, Inc. - Class C	26,426	4,418,163
AMC Entertainment Holdings, Inc. (a)	2,587	11,771
AMC Networks, Inc. - Class A (a)	231	2,007
Anterix, Inc. (a)	141	5,310
AST SpaceMobile, Inc. (a)(b)	853	22,306
AT&T, Inc.	35,908	789,976
Atlanta Braves Holdings, Inc. - Class A (a)	99	4,173
Atlanta Braves Holdings, Inc. - Class C (a)	231	9,194
Bandwidth, Inc. - Class A (a)	117	2,049
Boston Omaha Corp. - Class A (a)	206	3,063
Bumble, Inc. - Class A (a)	510	3,254
Cable One, Inc.	20	6,996
Cardlytics, Inc. (a)	26	83
Cargurus, Inc. (a)	514	15,435
Cars.com, Inc. (a)	215	3,603
Charter Communications, Inc. - Class A (a)	495	160,420
Cinemark Holdings, Inc. (a)	460	12,806
Cogent Communications Holdings, Inc.	234	17,765
Comcast Corp. - Class A	19,595	818,483
EchoStar Corp. - Class A (a)	617	15,314
Electronic Arts, Inc.	1,193	171,124
Endeavor Group Holdings, Inc. - Class A (b)	1,000	28,560
Fox Corp. - Class A	1,272	53,844
Fox Corp. - Class B	708	27,470
Frontier Communications Parent, Inc. (a)	904	32,119
GCI LIBERTY INC SR ESCROW (a)(c)	411	0
Gogo, Inc. (a)	386	2,771
Gray Television, Inc.	252	1,351
IAC, Inc. (a)	349	18,783
IDT Corp. - Class B	119	4,542
Interpublic Group of Cos., Inc.	1,947	61,584
Iridium Communications, Inc.	606	18,453
John Wiley & Sons, Inc. - Class A	200	9,650
Liberty Broadband Corp. - Class A (a)	85	6,530
Liberty Broadband Corp. - Class C (a)	597	46,142
Liberty Global Ltd. - Class A (a)	829	17,500
Liberty Global Ltd. - Class C (a)	925	19,989
Liberty Latin America Ltd. - Class C (a)	634	6,017
Liberty Media Corp.-Liberty Formula One - Class A (a)	111	7,940
Liberty Media Corp.-Liberty Formula One - Class C (a)	999	77,353
Liberty Media Corp.-Liberty Live - Class A (a)	95	4,703
Liberty Media Corp.-Liberty Live - Class C (a)	313	16,066
Lions Gate Entertainment Corp. - Class A (a)	399	3,124
Lions Gate Entertainment Corp. - Class B (a)	784	5,425
Live Nation Entertainment, Inc. (a)	703	76,971
Lumen Technologies, Inc. (a)	5,036	35,756
Madison Square Garden Entertainment Corp. (a)	192	8,166
Madison Square Garden Sports Corp. (a)	93	19,368
Magnite, Inc. (a)	700	9,695
Marcus Corp.	100	1,507
Match Group, Inc. (a)	1,360	51,462
Meta Platforms, Inc. - Class A	10,973	6,281,384
Netflix, Inc. (a)	2,144	1,520,675
New York Times Co. - Class A	782	43,534
News Corp. - Class A	1,983	52,807
News Corp. - Class B	576	16,099
Nexstar Media Group, Inc.	140	23,149
Omnicom Group, Inc.	992	102,563
Paramount Global - Class B (b)	2,767	29,386
Pinterest, Inc. - Class A (a)	3,114	100,800
PubMatic, Inc. - Class A (a)	268	3,985
QuinStreet, Inc. (a)	121	2,315
ROBLOX Corp. - Class A (a)	2,490	110,207
Roku, Inc. (a)	605	45,169
Rumble, Inc. (a)	175	938
Scholastic Corp.	152	4,866
Shenandoah Telecommunications Co.	300	4,233
Shutterstock, Inc.	122	4,315
Sinclair, Inc.	166	2,540
Sirius XM Holdings, Inc. (b)	1,162	27,472
Snap, Inc. - Class A (a)	5,395	57,726
Sphere Entertainment Co. (a)	192	8,483
Stagwell, Inc. (a)	683	4,795
Take-Two Interactive Software, Inc. (a)	783	120,355
TechTarget, Inc. (a)	144	3,521
TEGNA, Inc.	917	14,470
Telephone and Data Systems, Inc.	391	9,091
Thryv Holdings, Inc. (a)	239	4,118
TKO Group Holdings, Inc. (a)	212	26,227
T-Mobile US, Inc.	2,366	488,248
Trade Desk, Inc. - Class A (a)	2,214	242,765
TripAdvisor, Inc. (a)	616	8,926
Trump Media & Technology Group Corp. (a)	655	10,526
United States Cellular Corp. (a)	114	6,230
Verizon Communications, Inc.	21,122	948,589
Vimeo, Inc. (a)	1,060	5,353
Walt Disney Co.	9,212	886,102
Warner Bros Discovery, Inc. (a)	11,118	91,724
Warner Music Group Corp. - Class A	618	19,343
WideOpenWest, Inc. (a)	194	1,019
Yelp, Inc. (a)	351	12,313
Ziff Davis, Inc. (a)	258	12,554
ZipRecruiter, Inc. - Class A (a)	326	3,097
ZoomInfo Technologies, Inc. (a)	1,580	16,306
		23,421,439

Consumer Discretionary - 10.1%
Aaron's Co., Inc.	200	1,990
Abercrombie & Fitch Co. - Class A (a)	248	34,695
Academy Sports & Outdoors, Inc.	357	20,835
Accel Entertainment, Inc. (a)	75	871
Acushnet Holdings Corp.	172	10,965
Adient PLC (a)	490	11,059
ADT, Inc.	2,932	21,198
Adtalem Global Education, Inc. (a)	183	13,813
Advance Auto Parts, Inc.	314	12,243
Airbnb, Inc. - Class A (a)	2,102	266,555
A-Mark Precious Metals, Inc.	160	7,066
Amazon.com, Inc. (a)	46,197	8,607,887
American Axle & Manufacturing Holdings, Inc. (a)	626	3,869
American Eagle Outfitters, Inc.	873	19,546
Aramark	1,263	48,916
Arhaus, Inc.	360	4,432
Arko Corp.	521	3,657
Asbury Automotive Group, Inc. (a)	103	24,575
Autoliv, Inc.	416	38,842
AutoNation, Inc. (a)	152	27,196
AutoZone, Inc. (a)	86	270,903
Bally's Corp. (a)	172	2,967
Bath & Body Works, Inc.	1,145	36,548
Beazer Homes USA, Inc. (a)	200	6,834
Best Buy Co., Inc.	1,080	111,564
Beyond, Inc. (a)	240	2,419
BJ's Restaurants, Inc. (a)	68	2,214
Bloomin' Brands, Inc.	357	5,901
Booking Holdings, Inc.	170	716,060
Boot Barn Holdings, Inc. (a)	154	25,761
BorgWarner, Inc.	1,062	38,540
Bowlero Corp. (b)	519	6,093
Boyd Gaming Corp.	387	25,020
Bright Horizons Family Solutions, Inc. (a)	300	42,039
Brinker International, Inc. (a)	175	13,393
Brunswick Corp.	364	30,510
Buckle, Inc.	161	7,079
Burlington Stores, Inc. (a)	324	85,368
Caesars Entertainment, Inc. (a)	1,039	43,368
Caleres, Inc.	186	6,147
Camping World Holdings, Inc. - Class A	203	4,917
CarMax, Inc. (a)	815	63,065
Carnival Corp. (a)	5,166	95,468
Carter's, Inc.	172	11,177
Carvana Co. (a)	484	84,269
Cava Group, Inc. (a)	414	51,274
Cavco Industries, Inc. (a)	45	19,271
Century Communities, Inc.	128	13,181
Champion Homes, Inc. (a)	304	28,834
Cheesecake Factory, Inc.	300	12,165
Chewy, Inc. - Class A (a)	731	21,411
Chipotle Mexican Grill, Inc. (a)	6,800	391,816
Choice Hotels International, Inc. (b)	158	20,587
Churchill Downs, Inc.	332	44,890
Chuy's Holdings, Inc. (a)	145	5,423
Columbia Sportswear Co.	163	13,560
Coupang, Inc. (a)	5,877	144,280
Coursera, Inc. (a)	645	5,121
Cracker Barrel Old Country Store, Inc.	93	4,218
Crocs, Inc. (a)	270	39,099
Dana, Inc.	900	9,504
Darden Restaurants, Inc.	610	100,119
Dave & Buster's Entertainment, Inc. (a)	222	7,559
Deckers Outdoor Corp. (a)	780	124,371
Denny's Corp. (a)	90	580
Designer Brands, Inc. - Class A	303	2,236
Dick's Sporting Goods, Inc.	268	55,932
Dillard's, Inc. - Class A	38	14,580
Dine Brands Global, Inc.	78	2,436
Domino's Pizza, Inc.	175	75,274
DoorDash, Inc. - Class A (a)	1,453	207,387
Dorman Products, Inc. (a)	131	14,819
DR Horton, Inc.	1,450	276,616
DraftKings, Inc. - Class A (a)	2,285	89,572
Dream Finders Homes, Inc. - Class A (a)	193	6,989
Duolingo, Inc. (a)	181	51,046
Dutch Bros, Inc. - Class A (a)	637	20,403
eBay, Inc.	2,568	167,202
Ethan Allen Interiors, Inc.	52	1,658
Etsy, Inc. (a)	610	33,873
European Wax Center, Inc. - Class A (a)	33	224
Everi Holdings, Inc. (a)	548	7,201
Expedia Group, Inc. (a)	653	96,657
Figs, Inc. - Class A (a)	673	4,603
First Watch Restaurant Group, Inc. (a)	195	3,042
Five Below, Inc. (a)	284	25,091
Floor & Decor Holdings, Inc. - Class A (a)	522	64,817
Foot Locker, Inc.	475	12,274
Ford Motor Co.	19,319	204,009
Fox Factory Holding Corp. (a)	225	9,337
Frontdoor, Inc. (a)	358	17,180
Funko, Inc. - Class A (a)	237	2,896
GameStop Corp. - Class A (a)	1,424	32,652
Gap, Inc.	1,034	22,800
General Motors Co.	5,876	263,480
Gentex Corp.	1,120	33,253
Gentherm, Inc. (a)	127	5,912
Genuine Parts Co.	706	98,614
G-III Apparel Group Ltd. (a)	165	5,036
Golden Entertainment, Inc.	100	3,179
Goodyear Tire & Rubber Co. (a)	1,558	13,788
Graham Holdings Co. - Class B	20	16,434
Grand Canyon Education, Inc. (a)	139	19,717
Green Brick Partners, Inc. (a)	172	14,365
Group 1 Automotive, Inc.	70	26,813
Guess?, Inc.	138	2,778
H&R Block, Inc.	643	40,863
Hanesbrands, Inc. (a)	1,393	10,239
Harley-Davidson, Inc.	651	25,083
Hasbro, Inc.	672	48,599
Haverty Furniture Cos., Inc.	125	3,434
Helen of Troy Ltd. (a)	127	7,855
Hilton Grand Vacations, Inc. (a)	346	12,567
Hilton Worldwide Holdings, Inc.	1,241	286,050
Home Depot, Inc.	4,967	2,012,628
Hovnanian Enterprises, Inc. - Class A (a)	25	5,109
Hyatt Hotels Corp. - Class A	214	32,571
Installed Building Products, Inc.	125	30,784
iRobot Corp. (a)	167	1,451
Jack in the Box, Inc.	88	4,096
KB Home	375	32,134
Kohl's Corp.	555	11,710
Kontoor Brands, Inc.	268	21,917
Krispy Kreme, Inc.	424	4,554
Kura Sushi USA, Inc. - Class A (a)(b)	3	242
Las Vegas Sands Corp.	2,063	103,851
Laureate Education, Inc.	494	8,205
La-Z-Boy, Inc.	228	9,788
LCI Industries	109	13,139
Lear Corp.	261	28,488
Leggett & Platt, Inc.	706	9,616
Lennar Corp. - Class A	1,202	225,351
Levi Strauss & Co. - Class A	499	10,878
LGI Homes, Inc. (a)	109	12,919
Life Time Group Holdings, Inc. (a)	332	8,107
Light & Wonder, Inc. (a)	438	39,740
Lithia Motors, Inc.	140	44,470
LKQ Corp.	1,351	53,932
Lowe's Cos., Inc.	2,887	781,944
Lucid Group, Inc. (a)(b)	7,763	27,403
Lululemon Athletica, Inc. (a)	560	151,956
M/I Homes, Inc. (a)	144	24,676
Macy's, Inc.	1,219	19,126
Malibu Boats, Inc. - Class A (a)	86	3,338
MarineMax, Inc. (a)	165	5,820
Marriott International, Inc. - Class A	1,219	303,043
Marriott Vacations Worldwide Corp.	155	11,389
Mattel, Inc. (a)	1,652	31,471
McDonald's Corp.	3,603	1,097,150
Meritage Homes Corp.	171	35,067
MGM Resorts International (a)	1,269	49,605
Mister Car Wash, Inc. (a)	341	2,220
Modine Manufacturing Co. (a)	228	30,276
Mohawk Industries, Inc. (a)	266	42,741
Monarch Casino & Resort, Inc.	82	6,500
Monro, Inc.	167	4,820
Murphy USA, Inc.	96	47,316
National Vision Holdings, Inc. (a)	396	4,320
Newell Brands, Inc.	2,053	15,767
NIKE, Inc. - Class B	5,911	522,532
Nordstrom, Inc.	386	8,681
Norwegian Cruise Line Holdings Ltd. (a)	2,074	42,538
NVR, Inc. (a)	15	147,177
ODP Corp. (a)	176	5,236
Ollie's Bargain Outlet Holdings, Inc. (a)	289	28,091
O'Reilly Automotive, Inc. (a)	294	338,570
Oxford Industries, Inc.	60	5,206
Papa John's International, Inc.	173	9,320
Patrick Industries, Inc.	123	17,512
Penn Entertainment, Inc. (a)	842	15,880
Penske Automotive Group, Inc.	102	16,567
Perdoceo Education Corp.	208	4,626
Phinia, Inc.	219	10,081
Planet Fitness, Inc. - Class A (a)	440	35,737
Polaris, Inc.	291	24,223
Pool Corp.	190	71,592
Portillo's, Inc. - Class A (a)(b)	238	3,206
PulteGroup, Inc.	1,048	150,419
PVH Corp.	315	31,761
QuantumScape Corp. (a)(b)	2,099	12,069
Ralph Lauren Corp.	196	37,999
RCI Hospitality Holdings, Inc.	72	3,208
Red Rock Resorts, Inc. - Class A	263	14,318
Revolve Group, Inc. (a)	216	5,352
RH (a)(b)	69	23,076
Rivian Automotive, Inc. - Class A (a)(b)	3,586	40,235
Ross Stores, Inc.	1,634	245,933
Royal Caribbean Cruises Ltd.	1,196	212,123
Sally Beauty Holdings, Inc. (a)	700	9,499
Savers Value Village, Inc. (a)	813	8,553
Service Corp. International	729	57,540
Shake Shack, Inc. - Class A (a)	200	20,642
SharkNinja, Inc.	398	43,267
Shoe Carnival, Inc.	120	5,262
Signet Jewelers Ltd.	218	22,485
Six Flags Entertainment Corp.	189	7,619
Skechers USA, Inc. - Class A (a)	610	40,821
Sleep Number Corp. (a)	90	1,649
Sonic Automotive, Inc. - Class A	30	1,754
Sonos, Inc. (a)	508	6,243
Standard Motor Products, Inc.	43	1,428
Starbucks Corp.	5,541	540,192
Steven Madden Ltd.	349	17,097
Stoneridge, Inc. (a)	18	201
Strategic Education, Inc.	109	10,088
Stride, Inc. (a)	186	15,868
Sturm Ruger & Co., Inc.	93	3,876
Sweetgreen, Inc. - Class A (a)	430	15,243
Tapestry, Inc.	1,107	52,007
Taylor Morrison Home Corp. (a)	532	37,378
Tempur Sealy International, Inc.	859	46,901
Tesla, Inc. (a)	13,865	3,627,500
Texas Roadhouse, Inc.	332	58,631
Thor Industries, Inc.	240	26,374
TJX Cos., Inc.	5,720	672,329
Toll Brothers, Inc.	492	76,009
TopBuild Corp. (a)	162	65,903
Topgolf Callaway Brands Corp. (a)	650	7,137
Tractor Supply Co.	548	159,430
Travel + Leisure Co.	382	17,603
Tri Pointe Homes, Inc. (a)	522	23,652
Udemy, Inc. (a)	372	2,768
Ulta Beauty, Inc. (a)	246	95,724
Under Armour, Inc. - Class A (a)	706	6,290
Under Armour, Inc. - Class C (a)	595	4,974
United Parks & Resorts, Inc. (a)	355	17,963
Universal Technical Institute, Inc. (a)	300	4,878
Upbound Group, Inc.	194	6,206
Urban Outfitters, Inc. (a)	277	10,612
Vail Resorts, Inc.	197	34,335
Valvoline, Inc. (a)	693	29,002
VF Corp.	1,979	39,481
Victoria's Secret & Co. (a)	336	8,635
Vista Outdoor, Inc. (a)	212	8,306
Visteon Corp. (a)	149	14,191
Vizio Holding Corp. - Class A (a)	594	6,635
Warby Parker, Inc. - Class A (a)	541	8,835
Wayfair, Inc. - Class A (a)	501	28,146
Wendy's Co.	881	15,435
Whirlpool Corp.	272	29,104
Williams-Sonoma, Inc.	594	92,022
Wingstop, Inc.	142	59,083
Winmark Corp.	20	7,659
Winnebago Industries, Inc.	175	10,169
Wolverine World Wide, Inc.	533	9,285
Worthington Enterprises, Inc.	191	7,917
Wyndham Hotels & Resorts, Inc.	437	34,147
Wynn Resorts Ltd.	546	52,350
XPEL, Inc. (a)	88	3,817
YETI Holdings, Inc. (a)	494	20,269
Yum! Brands, Inc.	1,413	197,410
		28,506,687

Consumer Staples - 5.5%
Albertsons Cos., Inc. - Class A	1,508	27,868
Altria Group, Inc.	8,851	451,755
Andersons, Inc.	195	9,777
Archer-Daniels-Midland Co.	2,662	159,028
B&G Foods, Inc.	250	2,220
BellRing Brands, Inc. (a)	626	38,011
Beyond Meat, Inc. (a)	390	2,644
BJ's Wholesale Club Holdings, Inc. (a)	651	53,694
Boston Beer Co., Inc. - Class A (a)	50	14,457
Brown-Forman Corp. - Class B	1,547	76,112
Bunge Global SA	756	73,060
Calavo Growers, Inc.	158	4,508
Cal-Maine Foods, Inc.	201	15,043
Campbell Soup Co.	969	47,403
Casey's General Stores, Inc.	186	69,882
Celsius Holdings, Inc. (a)	810	25,402
Central Garden & Pet Co. - Class A (a)	206	6,468
Chefs' Warehouse, Inc. (a)	129	5,419
Church & Dwight Co., Inc.	1,230	128,806
Clorox Co.	616	100,353
Coca-Cola Co.	21,437	1,540,463
Coca-Cola Consolidated, Inc.	28	36,859
Colgate-Palmolive Co.	4,122	427,905
Conagra Brands, Inc.	2,366	76,942
Constellation Brands, Inc. - Class A	766	197,391
Costco Wholesale Corp.	2,209	1,958,323
Coty, Inc. - Class A (a)	2,317	21,757
Darling Ingredients, Inc. (a)	753	27,981
Dole PLC	419	6,825
Dollar General Corp.	1,112	94,042
Dollar Tree, Inc. (a)	1,115	78,407
Edgewell Personal Care Co.	275	9,993
elf Beauty, Inc. (a)	257	28,021
Energizer Holdings, Inc.	355	11,275
Estee Lauder Cos., Inc. - Class A	1,163	115,939
Flowers Foods, Inc.	1,066	24,593
Fresh Del Monte Produce, Inc.	302	8,921
Freshpet, Inc. (a)	222	30,363
General Mills, Inc.	2,845	210,103
Grocery Outlet Holding Corp. (a)	407	7,143
Hain Celestial Group, Inc. (a)	600	5,178
Herbalife Ltd. (a)	328	2,358
Hershey Co.	755	144,794
Hormel Foods Corp.	1,413	44,792
Ingles Markets, Inc. - Class A	56	4,178
Ingredion, Inc.	309	42,466
Inter Parfums, Inc.	111	14,372
J & J Snack Foods Corp.	84	14,458
J M Smucker Co.	525	63,577
John B Sanfilippo & Son, Inc.	24	2,263
Kellanova	1,467	118,402
Kenvue, Inc.	9,217	213,189
Keurig Dr Pepper, Inc.	4,989	186,988
Kimberly-Clark Corp.	1,684	239,599
Kraft Heinz Co.	6,069	213,083
Kroger Co.	3,601	206,337
Lamb Weston Holdings, Inc.	739	47,843
Lancaster Colony Corp.	91	16,068
Maplebear, Inc. (a)	794	32,348
McCormick & Co., Inc.	1,277	105,097
Medifast, Inc.	73	1,397
MGP Ingredients, Inc. (b)	71	5,911
Mission Produce, Inc. (a)	336	4,308
Molson Coors Beverage Co. - Class B	963	55,392
Mondelez International, Inc. - Class A	5,842	430,380
Monster Beverage Corp. (a)	3,799	198,194
National Beverage Corp.	92	4,318
Nu Skin Enterprises, Inc. - Class A	325	2,395
PepsiCo, Inc.	6,845	1,163,992
Performance Food Group Co. (a)	763	59,796
Philip Morris International, Inc.	7,732	938,665
Pilgrim's Pride Corp. (a)	231	10,638
Post Holdings, Inc. (a)	291	33,683
PriceSmart, Inc.	115	10,555
Procter & Gamble Co.	11,745	2,034,234
Reynolds Consumer Products, Inc.	328	10,201
Seaboard Corp.	1	3,137
Simply Good Foods Co. (a)	418	14,534
SpartanNash Co.	169	3,787
Spectrum Brands Holdings, Inc.	158	15,032
Sprouts Farmers Market, Inc. (a)	544	60,063
SunOpta, Inc. (a)	1,100	7,018
Sysco Corp.	2,459	191,950
Target Corp.	2,290	356,919
Tootsie Roll Industries, Inc.	26	811
TreeHouse Foods, Inc. (a)	298	12,510
Tyson Foods, Inc. - Class A	1,402	83,503
United Natural Foods, Inc. (a)	297	4,996
Universal Corp.	109	5,789
US Foods Holding Corp. (a)	1,262	77,613
USANA Health Sciences, Inc. (a)	87	3,299
Utz Brands, Inc.	259	4,584
Vector Group Ltd.	529	7,893
Vita Coco Co., Inc. (a)	205	5,804
Vital Farms, Inc. (a)	216	7,575
Walgreens Boots Alliance, Inc.	3,650	32,704
Walmart, Inc.	21,544	1,739,678
WD-40 Co.	72	18,567
Weis Markets, Inc.	68	4,687
WK Kellogg Co.	419	7,169
		15,576,227

Energy - 3.4%
Antero Midstream Corp.	1,528	22,996
Antero Resources Corp. (a)	1,436	41,141
APA Corp.	1,812	44,322
Archrock, Inc.	633	12,812
Ardmore Shipping Corp.	262	4,742
Atlas Energy Solutions, Inc.	280	6,104
Baker Hughes Co.	4,978	179,955
Berry Corp.	667	3,428
Bristow Group, Inc. (a)	100	3,469
Cactus, Inc. - Class A	322	19,214
California Resources Corp.	314	16,476
Centrus Energy Corp. - Class A (a)	99	5,430
ChampionX Corp.	915	27,587
Cheniere Energy, Inc.	1,104	198,543
Chesapeake Energy Corp. (b)	495	40,714
Chevron Corp.	9,280	1,366,666
Chord Energy Corp.	262	34,120
Civitas Resources, Inc.	388	19,660
CNX Resources Corp. (a)(b)	617	20,096
Comstock Resources, Inc. (b)	349	3,884
ConocoPhillips	5,907	621,889
CONSOL Energy, Inc.	151	15,802
Core Laboratories, Inc.	251	4,651
Coterra Energy, Inc.	3,761	90,076
Crescent Energy Co. - Class A	900	9,855
CVR Energy, Inc. (b)	539	12,413
Delek US Holdings, Inc.	301	5,644
Devon Energy Corp.	3,139	122,798
Diamondback Energy, Inc.	892	153,781
Dorian LPG Ltd.	219	7,538
DT Midstream, Inc.	511	40,195
EOG Resources, Inc.	2,903	356,866
EQT Corp.	2,588	94,824
Excelerate Energy, Inc. - Class A	203	4,468
Expro Group Holdings NV (a)	554	9,512
Exxon Mobil Corp.	23,233	2,723,372
Green Plains, Inc. (a)	300	4,062
Gulfport Energy Corp. (a)	95	14,378
Halliburton Co.	4,405	127,965
Helix Energy Solutions Group, Inc. (a)	525	5,828
Helmerich & Payne, Inc.	437	13,294
Hess Corp.	1,400	190,120
HF Sinclair Corp.	802	35,745
Innovex International, Inc. (a)	145	2,129
International Seaways, Inc.	208	10,724
Kinder Morgan, Inc.	9,725	214,825
Kinetik Holdings, Inc.	131	5,929
KLX Energy Services Holdings, Inc. (a)	66	361
Kosmos Energy Ltd. (a)	2,396	9,656
Liberty Energy, Inc.	843	16,093
Magnolia Oil & Gas Corp. - Class A	901	22,002
Marathon Oil Corp.	2,979	79,331
Marathon Petroleum Corp.	1,812	295,193
Matador Resources Co.	583	28,812
Murphy Oil Corp.	792	26,722
Nabors Industries Ltd. (a)	48	3,095
New Fortress Energy, Inc. (b)	540	4,909
Newpark Resources, Inc. (a)	729	5,052
NextDecade Corp. (a)	760	3,580
Noble Corp. PLC (b)	106	3,831
Northern Oil & Gas, Inc.	500	17,705
NOV, Inc.	2,086	33,313
Occidental Petroleum Corp.	4,386	226,054
Oceaneering International, Inc. (a)	527	13,107
ONEOK, Inc.	2,648	241,312
Ovintiv, Inc.	1,258	48,194
Par Pacific Holdings, Inc. (a)	350	6,160
Patterson-UTI Energy, Inc.	1,757	13,441
PBF Energy, Inc. - Class A	558	17,270
Peabody Energy Corp.	733	19,454
Permian Resources Corp.	1,748	23,790
Phillips 66	2,145	281,960
ProPetro Holding Corp. (a)	504	3,861
Range Resources Corp.	1,174	36,112
REX American Resources Corp. (a)	114	5,277
RPC, Inc.	625	3,975
Schlumberger NV	7,064	296,335
Select Water Solutions, Inc.	615	6,845
SFL Corp. Ltd.	575	6,653
Sitio Royalties Corp. - Class A	319	6,648
SM Energy Co.	630	25,181
Southwestern Energy Co. (a)	5,040	35,834
Talos Energy, Inc. (a)	634	6,562
Targa Resources Corp.	1,074	158,963
Teekay Corp. (a)	486	4,471
Texas Pacific Land Corp.	112	99,091
Tidewater, Inc. (a)	230	16,512
Uranium Energy Corp. (a)	1,873	11,631
Valaris Ltd. (a)	351	19,568
Valero Energy Corp.	1,610	217,398
Viper Energy, Inc.	406	18,315
Vital Energy, Inc. (a)	85	2,287
Vitesse Energy, Inc.	10	240
Weatherford International PLC	360	30,571
Williams Cos., Inc.	6,063	276,776
World Kinect Corp.	203	6,275
		9,705,820

Financials - 13.0%
1st Source Corp.	103	6,168
Affiliated Managers Group, Inc.	160	28,448
Affirm Holdings, Inc. (a)	1,318	53,801
Aflac, Inc.	2,613	292,133
Allstate Corp.	1,312	248,821
Ally Financial, Inc.	1,504	53,527
AlTi Global, Inc. (a)	141	527
Ambac Financial Group, Inc. (a)	148	1,659
Amerant Bancorp, Inc.	194	4,146
American Express Co.	3,607	978,218
American Financial Group, Inc.	395	53,167
American International Group, Inc.	3,414	250,007
Ameriprise Financial, Inc.	502	235,845
Ameris Bancorp	300	18,717
AMERISAFE, Inc.	107	5,171
Aon PLC - Class A	984	340,454
Apollo Global Management, Inc.	1,990	248,571
Arch Capital Group Ltd. (a)	1,831	204,852
Ares Management Corp. - Class A	771	120,153
Arthur J Gallagher & Co.	1,081	304,161
Artisan Partners Asset Management, Inc. - Class A	337	14,599
Associated Banc-Corp.	670	14,432
Assurant, Inc.	258	51,306
Assured Guaranty Ltd.	274	21,788
Atlantic Union Bankshares Corp.	441	16,612
Atlanticus Holdings Corp. (a)	33	1,158
AvidXchange Holdings, Inc. (a)	768	6,229
Axis Capital Holdings Ltd.	380	30,252
Axos Financial, Inc. (a)	270	16,978
B Riley Financial, Inc.	48	252
Baldwin Insurance Group, Inc. - Class A (a)	317	15,787
Banc of California, Inc.	801	11,799
BancFirst Corp.	115	12,104
Banco Latinoamericano de Comercio Exterior SA	226	7,343
Bancorp, Inc. (a)	267	14,285
Bank First Corp.	22	1,995
Bank of America Corp.	39,320	1,560,218
Bank of Hawaii Corp.	217	13,621
Bank of New York Mellon Corp.	3,763	270,409
Bank of NT Butterfield & Son Ltd.	250	9,220
Bank OZK	548	23,559
BankUnited, Inc.	414	15,086
Banner Corp.	180	10,721
Berkshire Hathaway, Inc. - Class A (a)	1	691,180
Berkshire Hathaway, Inc. - Class B (a)	6,522	3,001,816
Berkshire Hills Bancorp, Inc.	300	8,079
BGC Group, Inc. - Class A	1,563	14,348
BlackRock, Inc.	736	698,839
Blackstone, Inc.	3,540	542,080
Block, Inc. (a)	2,698	181,117
Blue Owl Capital, Inc. - Class A	2,332	45,148
BOK Financial Corp.	119	12,450
Bread Financial Holdings, Inc.	186	8,850
Brighthouse Financial, Inc. (a)	294	13,239
Brookline Bancorp, Inc.	500	5,045
Brown & Brown, Inc.	1,180	122,248
Burke & Herbert Financial Services Corp.	766	46,718
Business First Bancshares, Inc.	30	770
Byline Bancorp, Inc.	146	3,908
Cadence Bank	846	26,945
Camden National Corp.	115	4,752
Cannae Holdings, Inc.	369	7,033
Cantaloupe, Inc. (a)	992	7,341
Capital One Financial Corp.	1,894	283,589
Capitol Federal Financial, Inc.	420	2,453
Carlyle Group, Inc.	957	41,208
Cass Information Systems, Inc.	101	4,190
Cathay General Bancorp	343	14,732
Cboe Global Markets, Inc.	511	104,689
Central Pacific Financial Corp.	231	6,817
Charles Schwab Corp.	8,386	543,497
Cincinnati Financial Corp.	768	104,540
Citigroup, Inc.	9,534	596,828
Citizens Financial Group, Inc.	2,319	95,241
City Holding Co.	74	8,687
Claros Mortgage Trust, Inc.	652	4,884
CME Group, Inc.	1,782	393,198
CNO Financial Group, Inc.	601	21,095
Cohen & Steers, Inc.	133	12,761
Coinbase Global, Inc. - Class A (a)	866	154,295
Columbia Banking System, Inc.	976	25,483
Columbia Financial, Inc. (a)	232	3,960
Comerica, Inc.	673	40,319
Commerce Bancshares, Inc.	604	35,878
Community Financial System, Inc.	299	17,363
Community Trust Bancorp, Inc.	110	5,463
ConnectOne Bancorp, Inc.	180	4,509
Corebridge Financial, Inc.	1,233	35,954
Corpay, Inc. (a)	337	105,400
Crawford & Co. - Class A	75	823
Credit Acceptance Corp. (a)	40	17,737
CrossFirst Bankshares, Inc. (a)	82	1,369
Cullen/Frost Bankers, Inc.	304	34,005
Customers Bancorp, Inc. (a)	121	5,620
CVB Financial Corp.	789	14,060
Diamond Hill Investment Group, Inc.	13	2,101
Dime Community Bancshares, Inc.	140	4,032
Discover Financial Services	1,236	173,398
Donnelley Financial Solutions, Inc. (a)	159	10,467
Eagle Bancorp, Inc.	194	4,381
East West Bancorp, Inc.	687	56,842
Eastern Bankshares, Inc.	964	15,800
eHealth, Inc. (a)	175	714
Employers Holdings, Inc.	179	8,587
Enact Holdings, Inc.	212	7,702
Encore Capital Group, Inc. (a)	154	7,280
Enova International, Inc. (a)	136	11,395
Enstar Group Ltd. (a)	57	18,331
Enterprise Financial Services Corp.	202	10,355
Equitable Holdings, Inc.	1,634	68,677
Erie Indemnity Co. - Class A	176	95,008
Euronet Worldwide, Inc. (a)	215	21,334
Evercore, Inc. - Class A	179	45,348
Everest Group Ltd.	170	66,611
EZCORP, Inc. - Class A (a)	424	4,753
F&G Annuities & Life, Inc.	635	28,397
FactSet Research Systems, Inc.	194	89,211
Farmers National Banc Corp.	315	4,763
FB Financial Corp.	189	8,870
Federal Agricultural Mortgage Corp. - Class C	49	9,183
Federated Hermes, Inc. - Class B	481	17,686
Fidelity National Financial, Inc.	1,286	79,809
Fidelity National Information Services, Inc.	2,889	241,954
Fifth Third Bancorp	3,450	147,798
First American Financial Corp.	527	34,787
First BanCorp/Puerto Rico	663	14,036
First Bancorp/Southern Pines NC	156	6,488
First Bancshares, Inc.	141	4,530
First Busey Corp.	325	8,457
First Citizens BancShares, Inc. - Class A	56	103,093
First Commonwealth Financial Corp.	429	7,357
First Community Bankshares, Inc.	51	2,201
First Financial Bancorp	510	12,867
First Financial Bankshares, Inc.	730	27,017
First Financial Corp.	100	4,385
First Foundation, Inc.	478	2,983
First Hawaiian, Inc.	541	12,524
First Horizon Corp.	2,842	44,136
First Interstate BancSystem, Inc. - Class A	446	13,683
First Merchants Corp.	303	11,272
First Mid Bancshares, Inc.	165	6,420
FirstCash Holdings, Inc.	171	19,631
Fiserv, Inc. (a)	2,945	529,069
Flushing Financial Corp.	249	3,630
Flywire Corp. (a)	607	9,949
FNB Corp.	1,919	27,077
Franklin Resources, Inc.	1,434	28,895
Fulton Financial Corp.	889	16,118
Genworth Financial, Inc. - Class A (a)	2,084	14,275
German American Bancorp, Inc.	80	3,100
Glacier Bancorp, Inc.	550	25,135
Global Payments, Inc.	1,276	130,688
Globe Life, Inc.	466	49,354
Goldman Sachs Group, Inc.	1,613	798,612
Goosehead Insurance, Inc. - Class A (a)(b)	134	11,966
Great Southern Bancorp, Inc.	85	4,871
Green Dot Corp. - Class A (a)	15	176
Hamilton Insurance Group Ltd. - Class B (a)	348	6,730
Hamilton Lane, Inc. - Class A	169	28,458
Hancock Whitney Corp.	401	20,519
Hanmi Financial Corp.	200	3,720
Hanover Insurance Group, Inc.	187	27,697
HarborOne Bancorp, Inc.	359	4,660
Hartford Financial Services Group, Inc.	1,466	172,416
HCI Group, Inc.	47	5,032
Heartland Financial USA, Inc.	190	10,773
Heritage Commerce Corp.	466	4,604
Heritage Financial Corp.	184	4,006
Hilltop Holdings, Inc.	306	9,841
Home BancShares, Inc.	950	25,736
HomeStreet, Inc.	165	2,600
Hope Bancorp, Inc.	702	8,817
Horace Mann Educators Corp.	249	8,703
Horizon Bancorp, Inc.	262	4,074
Houlihan Lokey, Inc.	266	42,033
Huntington Bancshares, Inc.	7,149	105,090
Independent Bank Corp.	244	14,428
Independent Bank Corp.	171	5,703
Independent Bank Group, Inc.	190	10,955
Interactive Brokers Group, Inc. - Class A	500	69,680
Intercontinental Exchange, Inc.	2,843	456,700
International Bancshares Corp.	280	16,741
International Money Express, Inc. (a)	206	3,809
Invesco Ltd.	2,200	38,632
Jack Henry & Associates, Inc.	358	63,201
Jackson Financial, Inc. - Class A	376	34,303
Jefferies Financial Group, Inc.	818	50,348
JPMorgan Chase & Co.	14,273	3,009,605
Kearny Financial Corp.	459	3,153
Kemper Corp.	300	18,375
KeyCorp	4,743	79,445
Kinsale Capital Group, Inc.	109	50,747
KKR & Co., Inc.	3,343	436,529
Lakeland Financial Corp.	98	6,382
Lazard, Inc.	411	20,706
Lemonade, Inc. (a)	362	5,969
LendingClub Corp. (a)	494	5,646
LendingTree, Inc. (a)	63	3,656
Lincoln National Corp.	836	26,342
Live Oak Bancshares, Inc.	223	10,564
Loews Corp.	955	75,493
LPL Financial Holdings, Inc.	381	88,632
M&T Bank Corp.	846	150,690
Markel Group, Inc. (a)	64	100,389
MarketAxess Holdings, Inc.	182	46,628
Marqeta, Inc. - Class A (a)	1,936	9,525
Marsh & McLennan Cos., Inc.	2,467	550,363
Mastercard, Inc. - Class A	4,136	2,042,357
Mercantile Bank Corp.	108	4,722
Merchants Bancorp	103	4,631
Mercury General Corp.	82	5,164
MetLife, Inc.	3,035	250,327
Metropolitan Bank Holding Corp. (a)	75	3,944
MGIC Investment Corp.	1,215	31,104
Midland States Bancorp, Inc.	35	783
Moelis & Co. - Class A	332	22,745
Moody's Corp.	915	434,250
Morgan Stanley	6,299	656,608
Morningstar, Inc.	134	42,762
Mr Cooper Group, Inc. (a)	330	30,419
MSCI, Inc.	383	223,262
Nasdaq, Inc.	1,769	129,155
National Bank Holdings Corp. - Class A	156	6,568
Navient Corp.	669	10,430
NB Bancorp, Inc. (a)	362	6,719
NBT Bancorp, Inc.	200	8,846
NCR Atleos Corp. (a)	320	9,130
Nelnet, Inc. - Class A	73	8,269
NerdWallet, Inc. - Class A (a)	275	3,495
New York Community Bancorp, Inc.	1,158	13,004
Nicolet Bankshares, Inc.	38	3,634
NMI Holdings, Inc. - Class A (a)	394	16,229
Northern Trust Corp.	1,002	90,210
Northfield Bancorp, Inc.	338	3,921
Northwest Bancshares, Inc.	517	6,917
NU Holdings Ltd. - Class A (a)	14,862	202,866
OceanFirst Financial Corp.	100	1,859
OFG Bancorp	211	9,478
Old National Bancorp	1,596	29,781
Old Republic International Corp.	1,283	45,444
Old Second Bancorp, Inc.	369	5,753
OneMain Holdings, Inc.	618	29,089
Open Lending Corp. (a)	694	4,247
Origin Bancorp, Inc.	124	3,988
Oscar Health, Inc. - Class A (a)	742	15,738
Pacific Premier Bancorp, Inc.	489	12,303
Pagseguro Digital Ltd. - Class A (a)	773	6,656
Palomar Holdings, Inc. (a)	121	11,455
Park National Corp.	87	14,614
Pathward Financial, Inc.	106	6,997
Patria Investments Ltd. - Class A	274	3,061
Paymentus Holdings, Inc. - Class A (a)	89	1,782
Payoneer Global, Inc. (a)	1,300	9,789
PayPal Holdings, Inc. (a)	5,338	416,524
Peapack-Gladstone Financial Corp.	140	3,837
PennyMac Financial Services, Inc.	250	28,493
Peoples Bancorp, Inc.	167	5,025
Perella Weinberg Partners	238	4,596
Pinnacle Financial Partners, Inc.	368	36,053
Piper Sandler Cos.	85	24,124
PJT Partners, Inc. - Class A	86	11,467
PNC Financial Services Group, Inc.	1,977	365,448
Popular, Inc.	354	35,496
PRA Group, Inc. (a)	117	2,616
Preferred Bank	74	5,939
Premier Financial Corp.	117	2,747
Primerica, Inc.	171	45,341
Principal Financial Group, Inc.	1,209	103,853
ProAssurance Corp. (a)	230	3,459
PROG Holdings, Inc.	248	12,026
Progressive Corp.	2,935	744,786
Prosperity Bancshares, Inc.	470	33,873
Provident Financial Services, Inc.	449	8,333
Prudential Financial, Inc.	1,778	215,316
QCR Holdings, Inc.	47	3,479
Radian Group, Inc.	745	25,844
Raymond James Financial, Inc.	971	118,909
Regions Financial Corp.	4,448	103,772
Reinsurance Group of America, Inc.	333	72,551
Remitly Global, Inc. (a)	643	8,610
RenaissanceRe Holdings Ltd.	260	70,824
Renasant Corp.	251	8,158
Repay Holdings Corp. (a)	388	3,166
RLI Corp.	195	30,221
Robinhood Markets, Inc. - Class A (a)	2,372	55,552
Ryan Specialty Holdings, Inc.	502	33,328
S&P Global, Inc.	1,576	814,193
S&T Bancorp, Inc.	187	7,848
Safety Insurance Group, Inc.	96	7,851
Sandy Spring Bancorp, Inc.	166	5,207
Seacoast Banking Corp. of Florida	500	13,325
SEI Investments Co.	512	35,425
Selective Insurance Group, Inc.	300	27,990
ServisFirst Bancshares, Inc.	248	19,952
Shift4 Payments, Inc. - Class A (a)(b)	278	24,631
Simmons First National Corp. - Class A	687	14,798
SiriusPoint Ltd. (a)	408	5,851
Skyward Specialty Insurance Group, Inc. (a)	210	8,553
SLM Corp.	1,100	25,157
SoFi Technologies, Inc. (a)	4,525	35,567
Southside Bancshares, Inc.	171	5,717
SouthState Corp.	375	36,443
State Street Corp.	1,506	133,236
Stellar Bancorp, Inc.	125	3,236
StepStone Group, Inc. - Class A	321	18,242
Stewart Information Services Corp.	107	7,997
Stifel Financial Corp.	510	47,889
Stock Yards Bancorp, Inc.	175	10,848
StoneX Group, Inc. (a)	141	11,545
Synchrony Financial	2,046	102,054
Synovus Financial Corp.	727	32,330
T Rowe Price Group, Inc.	1,099	119,714
Texas Capital Bancshares, Inc. (a)	203	14,506
TFS Financial Corp.	156	2,006
Toast, Inc. - Class A (a)	1,800	50,958
Tompkins Financial Corp.	39	2,254
Towne Bank	374	12,364
TPG, Inc.	394	22,679
Tradeweb Markets, Inc. - Class A	577	71,358
Travelers Cos., Inc.	1,152	269,706
TriCo Bancshares	215	9,170
Triumph Financial, Inc. (a)	132	10,499
Truist Financial Corp.	6,655	284,634
Trupanion, Inc. (a)	112	4,702
TrustCo Bank Corp. NY	153	5,060
Trustmark Corp.	270	8,591
UMB Financial Corp.	243	25,542
United Bankshares, Inc.	707	26,230
United Community Banks, Inc.	615	17,884
United Fire Group, Inc.	166	3,474
Universal Insurance Holdings, Inc.	258	5,717
Univest Financial Corp.	201	5,656
Unum Group	1,000	59,440
Upstart Holdings, Inc. (a)(b)	371	14,844
US Bancorp	7,776	355,596
UWM Holdings Corp.	603	5,138
Valley National Bancorp	2,390	21,653
Veritex Holdings, Inc.	320	8,422
Victory Capital Holdings, Inc. - Class A	193	10,692
Virtu Financial, Inc. - Class A	531	16,174
Virtus Investment Partners, Inc.	38	7,959
Visa, Inc. - Class A	7,889	2,169,081
Voya Financial, Inc.	464	36,758
W R Berkley Corp.	1,510	85,662
WaFd, Inc.	460	16,031
Walker & Dunlop, Inc.	152	17,266
Washington Trust Bancorp, Inc.	100	3,221
Webster Financial Corp.	897	41,809
Wells Fargo & Co.	17,837	1,007,612
WesBanco, Inc.	350	10,423
Westamerica BanCorp	176	8,698
Western Alliance Bancorp	573	49,559
Western Union Co.	1,755	20,937
WEX, Inc. (a)	216	45,302
White Mountains Insurance Group Ltd.	12	20,354
Wintrust Financial Corp.	319	34,621
WisdomTree, Inc.	353	3,526
World Acceptance Corp. (a)	17	2,006
WSFS Financial Corp.	274	13,971
Zions Bancorp NA	746	35,226
		36,658,110

Health Care - 11.7%
10X Genomics, Inc. - Class A (a)	700	15,806
4D Molecular Therapeutics, Inc. (a)	196	2,119
89bio, Inc. (a)	264	1,954
Abbott Laboratories	8,646	985,730
AbbVie, Inc.	8,825	1,742,761
Acadia Healthcare Co., Inc. (a)	477	30,247
ACADIA Pharmaceuticals, Inc. (a)	903	13,888
Accolade, Inc. (a)	570	2,194
ACELYRIN, Inc. (a)	579	2,854
AdaptHealth Corp. (a)	397	4,458
Addus HomeCare Corp. (a)	70	9,312
ADMA Biologics, Inc. (a)	1,139	22,769
Agilent Technologies, Inc.	1,479	219,602
agilon health, Inc. (a)	1,608	6,319
Agios Pharmaceuticals, Inc. (a)	300	13,329
Akero Therapeutics, Inc. (a)	269	7,718
Alector, Inc. (a)	560	2,610
Align Technology, Inc. (a)	344	87,486
Alignment Healthcare, Inc. (a)	664	7,848
Alkermes PLC (a)	883	24,715
Alnylam Pharmaceuticals, Inc. (a)	637	175,194
Alphatec Holdings, Inc. (a)	518	2,880
Altimmune, Inc. (a)	457	2,806
Amedisys, Inc. (a)	151	14,573
Amgen, Inc.	2,666	859,012
Amicus Therapeutics, Inc. (a)	1,252	13,371
AMN Healthcare Services, Inc. (a)	188	7,969
Amneal Pharmaceuticals, Inc. (a)	772	6,423
Amphastar Pharmaceuticals, Inc. (a)	217	10,531
AnaptysBio, Inc. (a)	182	6,097
Anavex Life Sciences Corp. (a)	627	3,561
AngioDynamics, Inc. (a)	231	1,797
ANI Pharmaceuticals, Inc. (a)	90	5,369
Anika Therapeutics, Inc. (a)	100	2,470
Apellis Pharmaceuticals, Inc. (a)	490	14,132
Apogee Therapeutics, Inc. (a)	261	15,331
Arcellx, Inc. (a)	176	14,698
Arcturus Therapeutics Holdings, Inc. (a)	257	5,965
Arcus Biosciences, Inc. (a)	347	5,306
Arcutis Biotherapeutics, Inc. (a)	702	6,529
Ardelyx, Inc. (a)	927	6,387
Arrowhead Pharmaceuticals, Inc. (a)	563	10,905
Artivion, Inc. (a)	300	7,986
Arvinas, Inc. (a)	300	7,389
Astrana Health, Inc. (a)	202	11,704
Astria Therapeutics, Inc. (a)	80	881
AtriCure, Inc. (a)	208	5,832
Avanos Medical, Inc. (a)	297	7,137
Avantor, Inc. (a)	3,375	87,311
Avid Bioservices, Inc. (a)	330	3,755
Avidity Biosciences, Inc. (a)	650	29,854
Axonics, Inc. (a)	259	18,026
Axsome Therapeutics, Inc. (a)	229	20,580
Azenta, Inc. (a)	282	13,660
Baxter International, Inc.	2,585	98,152
Beam Therapeutics, Inc. (a)	449	11,000
Becton Dickinson & Co.	1,443	347,907
Belite Bio, Inc. - ADR (a)	146	6,844
BioCryst Pharmaceuticals, Inc. (a)	1,160	8,816
Biogen, Inc. (a)	722	139,952
Biohaven Ltd. (a)	379	18,939
BioLife Solutions, Inc. (a)	211	5,283
BioMarin Pharmaceutical, Inc. (a)	898	63,120
Biomea Fusion, Inc. (a)	63	636
Bio-Rad Laboratories, Inc. - Class A (a)	97	32,454
Bio-Techne Corp.	765	61,146
Blueprint Medicines Corp. (a)	320	29,600
Boston Scientific Corp. (a)	7,346	615,595
Bridgebio Pharma, Inc. (a)	590	15,021
Bristol-Myers Squibb Co.	10,467	541,563
Brookdale Senior Living, Inc. (a)	621	4,217
Bruker Corp.	410	28,315
Cabaletta Bio, Inc. (a)	200	944
Cardinal Health, Inc.	1,193	131,850
CareDx, Inc. (a)	240	7,494
Cassava Sciences, Inc. (a)	248	7,299
Castle Biosciences, Inc. (a)	171	4,877
Catalent, Inc. (a)	886	53,665
Catalyst Pharmaceuticals, Inc. (a)	507	10,079
Celldex Therapeutics, Inc. (a)	262	8,905
Cencora, Inc.	855	192,443
Centene Corp. (a)	2,610	196,481
Certara, Inc. (a)	668	7,822
CG oncology, Inc. (a)	680	25,656
Charles River Laboratories International, Inc. (a)	250	49,242
Chemed Corp.	75	45,073
Cigna Group	1,443	499,913
Cincor Pharmaceuticals, Inc. (a)(c)	146	0
Cogent Biosciences, Inc. (a)	343	3,704
Collegium Pharmaceutical, Inc. (a)	187	7,226
Community Health Systems, Inc. (a)	2,164	13,135
Concert Pharmaceuticals, Inc. (a)(c)	9,764	0
CONMED Corp.	169	12,154
Cooper Cos., Inc. (a)	996	109,899
Corcept Therapeutics, Inc. (a)	430	19,900
CorVel Corp. (a)	41	13,402
Crinetics Pharmaceuticals, Inc. (a)	632	32,295
Cross Country Healthcare, Inc. (a)	193	2,594
CryoPort, Inc. (a)	420	3,406
Cullinan Therapeutics, Inc. (a)	918	15,367
CVS Health Corp.	6,313	396,961
Cytek Biosciences, Inc. (a)	397	2,199
Cytokinetics, Inc. (a)	566	29,885
Danaher Corp.	3,379	939,430
DaVita, Inc. (a)	425	69,670
Day One Biopharmaceuticals, Inc. (a)	242	3,371
Definitive Healthcare Corp. (a)	302	1,350
Denali Therapeutics, Inc. (a)	627	18,265
DENTSPLY SIRONA, Inc.	1,122	30,361
Dexcom, Inc. (a)	1,877	125,834
Disc Medicine, Inc. (a)	100	4,914
Doximity, Inc. - Class A (a)	507	22,090
Dynavax Technologies Corp. (a)	612	6,818
Dyne Therapeutics, Inc. (a)	852	30,604
Edgewise Therapeutics, Inc. (a)	230	6,139
Editas Medicine, Inc. (a)	429	1,463
Edwards Lifesciences Corp. (a)	2,974	196,254
Elanco Animal Health, Inc. (a)	2,580	37,900
Elevance Health, Inc.	1,163	604,760
Eli Lilly & Co.	4,249	3,764,359
Embecta Corp.	345	4,864
Enanta Pharmaceuticals, Inc. (a)	103	1,067
Encompass Health Corp.	494	47,740
Enhabit, Inc. (a)	236	1,864
Enovis Corp. (a)	195	8,395
Ensign Group, Inc.	264	37,968
Envista Holdings Corp. (a)	798	15,768
Establishment Labs Holdings, Inc. (a)	112	4,846
Evolent Health, Inc. - Class A (a)	492	13,914
Evolus, Inc. (a)	316	5,119
Exact Sciences Corp. (a)	924	62,943
Exelixis, Inc. (a)	1,548	40,171
EyePoint Pharmaceuticals, Inc. (a)	148	1,183
Fortrea Holdings, Inc. (a)	469	9,380
Fulcrum Therapeutics, Inc. (a)	295	1,053
Fulgent Genetics, Inc. (a)	178	3,868
GE HealthCare Technologies, Inc.	2,059	193,237
Geron Corp. (a)	2,304	10,460
Gilead Sciences, Inc.	6,227	522,072
Glaukos Corp. (a)	251	32,700
Globus Medical, Inc. - Class A (a)	579	41,422
GoodRx Holdings, Inc. - Class A (a)	687	4,768
GRAIL, Inc. (a)	135	1,858
Guardant Health, Inc. (a)	570	13,076
Haemonetics Corp. (a)	250	20,095
Halozyme Therapeutics, Inc. (a)	605	34,630
Harmony Biosciences Holdings, Inc. (a)	168	6,720
Harrow, Inc. (a)	170	7,643
HCA Healthcare, Inc.	962	390,986
Health Catalyst, Inc. (a)	72	586
HealthEquity, Inc. (a)	430	35,195
HealthStream, Inc.	232	6,691
Henry Schein, Inc. (a)	633	46,146
Hims & Hers Health, Inc. (a)	656	12,084
Hologic, Inc. (a)	1,161	94,575
Humana, Inc.	604	191,311
ICON PLC (a)	403	115,786
ICU Medical, Inc. (a)	100	18,222
Ideaya Biosciences, Inc. (a)	260	8,237
IDEXX Laboratories, Inc. (a)	413	208,656
Illumina, Inc. (a)	812	105,893
ImmunityBio, Inc. (a)(b)	1,044	3,884
Immunome, Inc. (a)	251	3,670
Immunovant, Inc. (a)	304	8,667
Inari Medical, Inc. (a)	276	11,382
Incyte Corp. (a)	1,108	73,239
Inhibrx Biosciences, Inc. (a)	38	595
Innoviva, Inc. (a)	242	4,673
Inogen, Inc. (a)	213	2,066
Insmed, Inc. (a)	760	55,480
Inspire Medical Systems, Inc. (a)	141	29,758
Insulet Corp. (a)	346	80,532
Integer Holdings Corp. (a)	148	19,240
Integra LifeSciences Holdings Corp. (a)	378	6,868
Intellia Therapeutics, Inc. (a)	617	12,679
Intra-Cellular Therapies, Inc. (a)	453	33,146
Intuitive Surgical, Inc. (a)	1,749	859,231
Ionis Pharmaceuticals, Inc. (a)	700	28,042
Iovance Biotherapeutics, Inc. (a)	902	8,470
IQVIA Holdings, Inc. (a)	890	210,903
iRhythm Technologies, Inc. (a)	166	12,324
Ironwood Pharmaceuticals, Inc. (a)	708	2,917
iTeos Therapeutics, Inc. (a)	258	2,634
Janux Therapeutics, Inc. (a)	167	7,587
Jazz Pharmaceuticals PLC (a)	316	35,206
Johnson & Johnson	12,045	1,952,013
Keros Therapeutics, Inc. (a)	124	7,201
Kiniksa Pharmaceuticals International PLC (a)	106	2,649
Krystal Biotech, Inc. (a)	108	19,659
Kura Oncology, Inc. (a)	403	7,875
Kymera Therapeutics, Inc. (a)	271	12,826
Labcorp Holdings, Inc.	417	93,191
Lantheus Holdings, Inc. (a)	358	39,291
Legend Biotech Corp. - ADR (a)	920	44,832
LeMaitre Vascular, Inc.	104	9,661
LifeStance Health Group, Inc. (a)	653	4,571
Ligand Pharmaceuticals, Inc. (a)	111	11,110
Liquidia Corp. (a)	53	530
Longboard Pharmaceuticals, Inc. (a)	286	9,532
MacroGenics, Inc. (a)	353	1,161
Madrigal Pharmaceuticals, Inc. (a)	79	16,765
MannKind Corp. (a)	2,155	13,555
Maravai LifeSciences Holdings, Inc. - Class A (a)	659	5,476
Masimo Corp. (a)	259	34,532
MaxCyte, Inc. (a)	828	3,221
McKesson Corp.	660	326,317
Medpace Holdings, Inc. (a)	127	42,393
Medtronic PLC	6,666	600,140
Merck & Co., Inc.	12,651	1,436,648
Merit Medical Systems, Inc. (a)	298	29,451
Mesa Laboratories, Inc.	34	4,415
Mettler-Toledo International, Inc. (a)	108	161,968
MiMedx Group, Inc. (a)	749	4,427
Mirum Pharmaceuticals, Inc. (a)	146	5,694
Moderna, Inc. (a)	1,664	111,205
ModivCare, Inc. (a)	60	857
Molina Healthcare, Inc. (a)	292	100,612
Myriad Genetics, Inc. (a)	450	12,326
Natera, Inc. (a)	561	71,219
National HealthCare Corp.	67	8,427
National Research Corp.	128	2,926
Neogen Corp. (a)	1,159	19,483
NeoGenomics, Inc. (a)	690	10,178
Neurocrine Biosciences, Inc. (a)	480	55,306
Nevro Corp. (a)	162	906
Novavax, Inc. (a)(b)	757	9,561
Nurix Therapeutics, Inc. (a)	394	8,853
Nuvalent, Inc. - Class A (a)	159	16,266
Ocular Therapeutix, Inc. (a)	426	3,706
Olema Pharmaceuticals, Inc. (a)	354	4,227
OmniAb Operations, Inc. (a)(c)	42	0
OmniAb Operations, Inc. (a)(c)	42	0
OmniAb, Inc. (a)	543	2,297
Omnicell, Inc. (a)	252	10,987
Option Care Health, Inc. (a)	950	29,735
OraSure Technologies, Inc. (a)	573	2,447
Organon & Co.	1,281	24,506
Orthofix Medical, Inc. (a)	298	4,655
OrthoPediatrics Corp. (a)	105	2,847
Owens & Minor, Inc. (a)	312	4,895
Pacira BioSciences, Inc. (a)	279	4,199
Paragon 28, Inc. (a)	316	2,111
Patterson Cos., Inc.	463	10,112
Pediatrix Medical Group, Inc. (a)	600	6,954
Pennant Group, Inc. (a)	150	5,355
Penumbra, Inc. (a)	184	35,753
Perrigo Co. PLC	698	18,309
Perspective Therapeutics, Inc. (a)	2,590	34,577
PetIQ, Inc. (a)	234	7,200
Pfizer, Inc.	28,133	814,169
Phreesia, Inc. (a)	360	8,204
Pliant Therapeutics, Inc. (a)	222	2,489
Praxis Precision Medicines, Inc. (a)	231	13,292
Premier, Inc. - Class A	627	12,540
Prestige Consumer Healthcare, Inc. (a)	271	19,539
Privia Health Group, Inc. (a)	611	11,126
PROCEPT BioRobotics Corp. (a)	284	22,754
Progyny, Inc. (a)	390	6,536
Protagonist Therapeutics, Inc. (a)	308	13,860
Prothena Corp. PLC (a)	257	4,300
PTC Therapeutics, Inc. (a)	372	13,801
Pulmonx Corp. (a)	288	2,388
Quanterix Corp. (a)	228	2,955
Quest Diagnostics, Inc.	548	85,077
QuidelOrtho Corp. (a)	264	12,038
R1 RCM, Inc. (a)	468	6,632
RadNet, Inc. (a)	264	18,319
Recursion Pharmaceuticals, Inc. - Class A (a)(b)	911	6,003
Regeneron Pharmaceuticals, Inc. (a)	526	552,952
REGENXBIO, Inc. (a)	218	2,287
Relay Therapeutics, Inc. (a)	410	2,903
Repligen Corp. (a)	267	39,735
Replimune Group, Inc. (a)	282	3,091
ResMed, Inc.	718	175,278
Revance Therapeutics, Inc. (a)	365	1,894
REVOLUTION Medicines, Inc. (a)	747	33,876
Revvity, Inc.	625	79,844
Rhythm Pharmaceuticals, Inc. (a)	231	12,102
Rocket Pharmaceuticals, Inc. (a)	400	7,388
Royalty Pharma PLC - Class A	1,915	54,175
RxSight, Inc. (a)	228	11,270
Sage Therapeutics, Inc. (a)	300	2,166
Sana Biotechnology, Inc. (a)	747	3,108
Sanofi SA (a)(c)	155	0
Sarepta Therapeutics, Inc. (a)	463	57,824
Scholar Rock Holding Corp. (a)	187	1,498
Schrodinger, Inc. (a)	309	5,732
Select Medical Holdings Corp.	415	14,471
SI-BONE, Inc. (a)	281	3,928
Simulations Plus, Inc.	97	3,106
Soleno Therapeutics, Inc. (a)	91	4,595
Solventum Corp. (a)	699	48,734
Sotera Health Co. (a)	601	10,037
SpringWorks Therapeutics, Inc. (a)	280	8,971
Spyre Therapeutics, Inc. (a)	352	10,352
STAAR Surgical Co. (a)	280	10,402
STERIS PLC	480	116,419
Structure Therapeutics, Inc. - ADR (a)	183	8,032
Stryker Corp.	1,790	646,655
Summit Therapeutics, Inc. (a)	514	11,257
Supernus Pharmaceuticals, Inc. (a)	275	8,575
Surgery Partners, Inc. (a)	422	13,605
Surmodics, Inc. (a)	134	5,197
Syndax Pharmaceuticals, Inc. (a)	387	7,450
Tandem Diabetes Care, Inc. (a)	348	14,759
Tango Therapeutics, Inc. (a)	331	2,549
Tarsus Pharmaceuticals, Inc. (a)	66	2,171
Teladoc Health, Inc. (a)	839	7,702
Teleflex, Inc.	234	57,873
Tenet Healthcare Corp. (a)	474	78,779
TG Therapeutics, Inc. (a)	795	18,595
Thermo Fisher Scientific, Inc.	1,902	1,176,520
Tourmaline Bio, Inc.	121	3,111
TransMedics Group, Inc. (a)	156	24,492
Travere Therapeutics, Inc. (a)	326	4,561
Treace Medical Concepts, Inc. (a)	218	1,264
TruBridge, Inc. (a)	100	1,196
Twist Bioscience Corp. (a)	376	16,988
UFP Technologies, Inc. (a)	46	14,568
Ultragenyx Pharmaceutical, Inc. (a)	353	19,609
United Therapeutics Corp. (a)	226	80,987
UnitedHealth Group, Inc.	4,613	2,697,129
Universal Health Services, Inc. - Class B	292	66,871
US Physical Therapy, Inc.	93	7,871
Vanda Pharmaceuticals, Inc. (a)	481	2,256
Varex Imaging Corp. (a)	282	3,361
Vaxcyte, Inc. (a)	746	85,245
Veeva Systems, Inc. - Class A (a)	727	152,575
Vera Therapeutics, Inc. (a)	198	8,752
Veracyte, Inc. (a)	440	14,978
Vericel Corp. (a)	230	9,718
Vertex Pharmaceuticals, Inc. (a)	1,292	600,883
Verve Therapeutics, Inc. (a)	193	934
Viatris, Inc.	5,852	67,942
Viking Therapeutics, Inc. (a)	461	29,186
Vir Biotechnology, Inc. (a)	580	4,344
Viridian Therapeutics, Inc. (a)	242	5,506
Waters Corp. (a)	301	108,327
West Pharmaceutical Services, Inc.	362	108,658
Xencor, Inc. (a)	269	5,410
Y-mAbs Therapeutics, Inc. (a)	304	3,998
Zimmer Biomet Holdings, Inc.	1,007	108,706
Zimvie, Inc. (a)	127	2,015
Zoetis, Inc.	2,295	448,397
Zymeworks, Inc. (a)	387	4,857
		32,974,212

Industrials - 9.6%
3M Co.	2,797	382,350
A O Smith Corp.	636	57,132
AAON, Inc.	321	34,617
AAR Corp. (a)	187	12,222
ABM Industries, Inc.	382	20,154
ACCO Brands Corp.	825	4,513
Acuity Brands, Inc.	159	43,787
ACV Auctions, Inc. - Class A (a)	684	13,906
Advanced Drainage Systems, Inc.	355	55,792
AECOM	701	72,392
AeroVironment, Inc. (a)	126	25,263
AGCO Corp.	299	29,260
Air Lease Corp.	501	22,690
Air Transport Services Group, Inc. (a)	401	6,492
Alamo Group, Inc.	63	11,348
Alaska Air Group, Inc. (a)	596	26,945
Albany International Corp. - Class A	165	14,660
Alight, Inc. - Class A (a)	4,679	34,625
Allegiant Travel Co.	73	4,019
Allegion PLC	451	65,729
Allison Transmission Holdings, Inc.	402	38,620
Amentum Holdings, Inc. (a)	641	20,672
Ameresco, Inc. - Class A (a)	181	6,867
American Airlines Group, Inc. (a)	3,453	38,812
American Woodmark Corp. (a)	101	9,438
AMETEK, Inc.	1,157	198,668
Apogee Enterprises, Inc.	118	8,262
Applied Industrial Technologies, Inc.	203	45,295
ArcBest Corp.	109	11,821
Archer Aviation, Inc. - Class A (a)	1,807	5,475
Arcosa, Inc.	273	25,869
Argan, Inc.	19	1,927
Armstrong World Industries, Inc.	217	28,520
Array Technologies, Inc. (a)	750	4,950
Astec Industries, Inc.	92	2,938
Astronics Corp. (a)	241	4,695
Atkore, Inc.	202	17,117
Atmus Filtration Technologies, Inc.	330	12,385
Automatic Data Processing, Inc.	2,041	564,806
Avis Budget Group, Inc.	148	12,963
Axon Enterprise, Inc. (a)	379	151,448
AZEK Co., Inc. (a)	791	37,019
AZZ, Inc.	130	10,739
Barnes Group, Inc.	273	11,032
Barrett Business Services, Inc.	96	3,601
Beacon Roofing Supply, Inc. (a)	316	27,312
Bloom Energy Corp. - Class A (a)(b)	750	7,920
Blue Bird Corp. (a)	138	6,618
Boeing Co. (a)	3,042	462,506
Boise Cascade Co.	214	30,170
Booz Allen Hamilton Holding Corp.	621	101,074
Brady Corp. - Class A	261	20,000
BrightView Holdings, Inc. (a)	204	3,211
Brink's Co.	213	24,631
Broadridge Financial Solutions, Inc.	589	126,653
Builders FirstSource, Inc. (a)	594	115,153
BWX Technologies, Inc.	439	47,719
CACI International, Inc. - Class A (a)	111	56,006
Cadre Holdings, Inc.	61	2,315
Carlisle Cos., Inc.	237	106,591
Carrier Global Corp.	4,213	339,104
Casella Waste Systems, Inc. - Class A (a)	276	27,459
Caterpillar, Inc.	2,505	979,756
CBIZ, Inc. (a)	220	14,804
CECO Environmental Corp. (a)	217	6,119
CH Robinson Worldwide, Inc.	581	64,125
Chart Industries, Inc. (a)	200	24,828
Cimpress PLC (a)	90	7,373
Cintas Corp.	1,732	356,584
Clean Harbors, Inc. (a)	252	60,911
Columbus McKinnon Corp.	101	3,636
Comfort Systems USA, Inc.	169	65,969
Concentrix Corp.	285	14,606
Construction Partners, Inc. - Class A (a)	212	14,798
Copart, Inc. (a)	4,415	231,346
Core & Main, Inc. - Class A (a)	962	42,713
CRA International, Inc.	15	2,630
Crane Co.	280	44,318
CSG Systems International, Inc.	167	8,125
CSW Industrials, Inc.	73	26,746
CSX Corp.	9,822	339,154
Cummins, Inc.	672	217,587
Curtiss-Wright Corp.	191	62,780
Dayforce, Inc. (a)	780	47,775
Deere & Co.	1,305	544,616
Delta Air Lines, Inc.	3,224	163,747
Deluxe Corp.	200	3,898
DNOW, Inc. (a)	649	8,392
Donaldson Co., Inc.	592	43,630
Douglas Dynamics, Inc.	169	4,661
Dover Corp.	696	133,451
Driven Brands Holdings, Inc. (a)	420	5,993
Ducommun, Inc. (a)	100	6,583
Dun & Bradstreet Holdings, Inc.	1,224	14,088
DXP Enterprises, Inc. (a)	100	5,336
Dycom Industries, Inc. (a)	152	29,959
Eaton Corp. PLC	1,999	662,549
EMCOR Group, Inc.	241	103,758
Emerson Electric Co.	2,848	311,486
Energy Recovery, Inc. (a)	281	4,887
Enerpac Tool Group Corp.	290	12,148
EnerSys	202	20,614
Ennis, Inc.	50	1,216
Enovix Corp. (a)(b)	827	7,724
Enpro, Inc.	118	19,137
Enviri Corp. (a)	768	7,941
Equifax, Inc.	641	188,364
Esab Corp.	280	29,767
ESCO Technologies, Inc.	136	17,541
ExlService Holdings, Inc. (a)	865	33,000
Expeditors International of Washington, Inc.	737	96,842
Exponent, Inc.	255	29,396
Fastenal Co.	2,895	206,761
Federal Signal Corp.	319	29,814
FedEx Corp.	1,151	315,006
Ferguson Enterprises, Inc.	1,012	200,953
First Advantage Corp. (a)(b)	366	7,265
Flowserve Corp.	701	36,235
Fluence Energy, Inc. (a)	667	15,148
Fluor Corp. (a)	903	43,082
Fortive Corp.	1,784	140,811
Fortune Brands Innovations, Inc.	636	56,941
Forward Air Corp.	152	5,381
Franklin Covey Co. (a)	104	4,278
Franklin Electric Co., Inc.	206	21,593
FTAI Infrastructure, Inc.	259	2,424
FTI Consulting, Inc. (a)	180	40,961
Gates Industrial Corp. PLC (a)	835	14,654
GATX Corp.	168	22,252
GE Vernova, Inc. (a)	1,342	342,183
Genco Shipping & Trading Ltd.	206	4,017
Generac Holdings, Inc. (a)	321	51,000
General Dynamics Corp.	1,370	414,014
General Electric Co.	5,450	1,027,761
Genpact Ltd.	845	33,132
Gibraltar Industries, Inc. (a)	138	9,650
Global Industrial Co.	10	340
GMS, Inc. (a)	191	17,299
Gorman-Rupp Co.	58	2,259
Graco, Inc.	871	76,221
Granite Construction, Inc.	246	19,503
Great Lakes Dredge & Dock Corp. (a)	638	6,718
Greenbrier Cos., Inc.	109	5,547
Griffon Corp.	156	10,920
GXO Logistics, Inc. (a)	623	32,440
H&E Equipment Services, Inc.	166	8,081
Hayward Holdings, Inc. (a)	1,094	16,782
Healthcare Services Group, Inc. (a)	375	4,189
Heartland Express, Inc.	340	4,175
HEICO Corp.	206	53,865
HEICO Corp. - Class A	366	74,576
Heidrick & Struggles International, Inc.	39	1,516
Helios Technologies, Inc.	150	7,155
Herc Holdings, Inc.	143	22,798
Hertz Global Holdings, Inc. (a)	1,622	5,353
Hexcel Corp.	320	19,786
Hillenbrand, Inc.	325	9,035
Hillman Solutions Corp. (a)	977	10,317
HNI Corp.	274	14,752
Honeywell International, Inc.	3,274	676,769
Howmet Aerospace, Inc.	2,054	205,913
Hub Group, Inc. - Class A	286	12,999
Hubbell, Inc.	273	116,940
Huntington Ingalls Industries, Inc.	202	53,405
Huron Consulting Group, Inc. (a)	109	11,848
Hyster-Yale, Inc.	62	3,954
ICF International, Inc.	97	16,179
IDEX Corp.	379	81,295
IES Holdings, Inc. (a)	98	19,563
Illinois Tool Works, Inc.	1,496	392,057
Ingersoll Rand, Inc.	2,044	200,639
Innodata, Inc. (a)	556	9,324
Insperity, Inc.	190	16,720
Insteel Industries, Inc.	55	1,710
Interface, Inc.	483	9,163
ITT, Inc.	405	60,552
Jacobs Solutions, Inc.	641	83,907
Janus International Group, Inc. (a)	533	5,389
JB Hunt Transport Services, Inc.	412	71,000
JELD-WEN Holding, Inc. (a)	322	5,091
JetBlue Airways Corp. (a)	1,750	11,480
Joby Aviation, Inc. (a)(b)	2,389	12,017
John Bean Technologies Corp.	151	14,875
Johnson Controls International PLC	3,413	264,883
Kadant, Inc.	54	18,252
KBR, Inc.	652	42,465
Kelly Services, Inc. - Class A	233	4,989
Kennametal, Inc.	304	7,883
Kforce, Inc.	69	4,240
Kirby Corp. (a)	300	36,729
Knight-Swift Transportation Holdings, Inc.	748	40,355
Korn Ferry	285	21,443
Kratos Defense & Security Solutions, Inc. (a)	758	17,661
L3Harris Technologies, Inc.	949	225,739
Landstar System, Inc.	171	32,297
Legalzoom.com, Inc. (a)	741	4,705
Leidos Holdings, Inc.	685	111,655
Lennox International, Inc.	155	93,665
Leonardo DRS, Inc. (a)	332	9,369
Lincoln Electric Holdings, Inc.	266	51,077
Lindsay Corp.	58	7,229
Lockheed Martin Corp.	1,213	709,071
Lyft, Inc. - Class A (a)	1,606	20,476
Manitowoc Co., Inc. (a)	268	2,578
ManpowerGroup, Inc.	256	18,821
Marten Transport Ltd.	308	5,452
Masco Corp.	1,080	90,655
MasTec, Inc. (a)	333	40,992
Masterbrand, Inc. (a)	726	13,460
Matson, Inc.	175	24,958
Matthews International Corp. - Class A	100	2,320
Maximus, Inc.	330	30,743
McGrath RentCorp	114	12,002
MDU Resources Group, Inc.	900	24,669
Mercury Systems, Inc. (a)	345	12,765
Middleby Corp. (a)	281	39,096
Miller Industries, Inc.	104	6,344
MillerKnoll, Inc.	460	11,390
Montrose Environmental Group, Inc. (a)	185	4,865
Moog, Inc. - Class A	135	27,273
MRC Global, Inc. (a)	586	7,466
MSA Safety, Inc.	195	34,581
MSC Industrial Direct Co., Inc. - Class A	245	21,085
Mueller Industries, Inc.	503	37,272
Mueller Water Products, Inc. - Class A	609	13,215
MYR Group, Inc. (a)	77	7,872
NEXTracker, Inc. - Class A (a)	556	20,839
Nordson Corp.	258	67,759
Norfolk Southern Corp.	1,123	279,065
Northrop Grumman Corp.	752	397,109
NV5 Global, Inc. (a)	70	6,544
nVent Electric PLC	806	56,630
Old Dominion Freight Line, Inc.	948	188,311
OPENLANE, Inc. (a)	361	6,094
Oshkosh Corp.	312	31,266
Otis Worldwide Corp.	2,018	209,751
Owens Corning	438	77,316
PACCAR, Inc.	2,596	256,173
Parker-Hannifin Corp.	642	405,628
Parsons Corp. (a)	736	76,308
Paychex, Inc.	1,623	217,790
Paycom Software, Inc.	252	41,976
Paycor HCM, Inc. (a)	222	3,150
Paylocity Holding Corp. (a)	213	35,139
Pitney Bowes, Inc.	1,050	7,486
Powell Industries, Inc.	33	7,326
Primoris Services Corp.	238	13,823
Proto Labs, Inc. (a)	130	3,818
Quanex Building Products Corp.	112	3,108
Quanta Services, Inc.	709	211,388
RBC Bearings, Inc. (a)	145	43,410
Regal Rexnord Corp.	343	56,897
Republic Services, Inc.	1,055	211,886
Resideo Technologies, Inc. (a)	758	15,266
Resources Connection, Inc.	200	1,940
REV Group, Inc.	220	6,173
Robert Half, Inc.	597	40,244
Rocket Lab USA, Inc. (a)	1,121	10,907
Rockwell Automation, Inc.	584	156,781
Rollins, Inc.	1,432	72,431
RTX Corp.	6,661	807,047
Rush Enterprises, Inc. - Class A	342	18,068
RXO, Inc. (a)	636	17,808
Ryder System, Inc.	207	30,181
Saia, Inc. (a)	135	59,030
Schneider National, Inc. - Class B	218	6,222
Science Applications International Corp.	253	35,235
Sensata Technologies Holding PLC	783	28,078
Shoals Technologies Group, Inc. - Class A (a)	971	5,447
Shyft Group, Inc.	75	941
Simpson Manufacturing Co., Inc.	224	42,844
SiteOne Landscape Supply, Inc. (a)	230	34,709
SkyWest, Inc. (a)	155	13,178
Snap-on, Inc.	259	75,035
Southwest Airlines Co.	3,051	90,401
Spirit AeroSystems Holdings, Inc. - Class A (a)	594	19,311
SPX Technologies, Inc. (a)	229	36,516
SS&C Technologies Holdings, Inc.	1,090	80,889
Standex International Corp.	50	9,139
Stanley Black & Decker, Inc.	836	92,069
Steelcase, Inc. - Class A	551	7,433
Stericycle, Inc. (a)	494	30,134
Sterling Check Corp. (a)	444	7,424
Sterling Infrastructure, Inc. (a)	145	21,028
Stratasys Ltd. (a)	380	3,158
Sun Country Airlines Holdings, Inc. (a)	326	3,654
Sunrun, Inc. (a)	1,141	20,606
Symbotic, Inc. (a)(b)	224	5,463
Tennant Co.	99	9,508
Terex Corp.	353	18,677
Tetra Tech, Inc.	1,265	59,657
Textron, Inc.	979	86,720
Thermon Group Holdings, Inc. (a)	89	2,656
Timken Co.	302	25,456
Titan International, Inc. (a)	375	3,049
Titan Machinery, Inc. (a)	167	2,326
Toro Co.	515	44,666
Trane Technologies PLC	1,137	441,986
Transcat, Inc. (a)	59	7,125
TransDigm Group, Inc.	272	388,179
TransUnion	964	100,931
Trex Co., Inc. (a)	524	34,888
TriNet Group, Inc.	236	22,885
Trinity Industries, Inc.	359	12,508
Triumph Group, Inc. (a)	454	5,852
TrueBlue, Inc. (a)	55	434
TTEC Holdings, Inc.	54	317
Tutor Perini Corp. (a)	200	5,432
Uber Technologies, Inc. (a)	10,027	753,629
UFP Industries, Inc.	321	42,118
U-Haul Holding Co. (a)	29	2,247
U-Haul Holding Co.	478	34,416
UniFirst Corp.	86	17,084
Union Pacific Corp.	3,026	745,848
United Airlines Holdings, Inc. (a)	1,602	91,410
United Parcel Service, Inc. - Class B	3,612	492,460
United Rentals, Inc.	332	268,830
Upwork, Inc. (a)	950	9,928
V2X, Inc. (a)	108	6,033
Valmont Industries, Inc.	92	26,675
Veralto Corp.	1,207	135,015
Verisk Analytics, Inc.	724	194,003
Verra Mobility Corp. (a)	778	21,636
Vertiv Holdings Co. - Class A	1,832	182,266
Vestis Corp.	703	10,475
Viad Corp. (a)	100	3,583
Vicor Corp. (a)	89	3,747
VSE Corp.	105	8,687
Wabash National Corp.	195	3,742
Waste Management, Inc.	2,013	417,899
Watsco, Inc.	166	81,652
Watts Water Technologies, Inc. - Class A	128	26,520
Werner Enterprises, Inc.	290	11,191
WESCO International, Inc.	221	37,124
Westinghouse Air Brake Technologies Corp.	857	155,777
Willdan Group, Inc. (a)	64	2,621
WillScot Mobile Mini Holdings Corp. (a)	927	34,855
Woodward, Inc.	273	46,822
WW Grainger, Inc.	223	231,655
Xometry, Inc. - Class A (a)	195	3,582
XPO, Inc. (a)	558	59,991
Xylem, Inc.	1,190	160,686
Zurn Elkay Water Solutions Corp.	730	26,236
		27,103,948

Information Technology - 28.9%(d)
A10 Networks, Inc.	327	4,722
Accenture PLC - Class A	3,123	1,103,918
ACI Worldwide, Inc. (a)	560	28,504
ACM Research, Inc. - Class A (a)	346	7,024
Adeia, Inc.	458	5,455
Adobe, Inc. (a)	2,244	1,161,898
ADTRAN Holdings, Inc.	374	2,218
Advanced Energy Industries, Inc.	173	18,207
Advanced Micro Devices, Inc. (a)	7,987	1,310,507
Aehr Test Systems (a)(b)	132	1,696
Agilysys, Inc. (a)	128	13,948
Akamai Technologies, Inc. (a)	745	75,208
Alarm.com Holdings, Inc. (a)	253	13,831
Alkami Technology, Inc. (a)	304	9,588
Allegro MicroSystems, Inc. (a)	302	7,037
Alpha & Omega Semiconductor Ltd. (a)	148	5,494
Altair Engineering, Inc. - Class A (a)	274	26,170
Ambarella, Inc. (a)	160	9,025
Amdocs Ltd.	551	48,201
American Software, Inc. - Class A	309	3,458
Amkor Technology, Inc.	587	17,962
Amphenol Corp. - Class A	5,976	389,396
Amplitude, Inc. - Class A (a)	314	2,817
Analog Devices, Inc.	2,483	571,512
ANSYS, Inc. (a)	440	140,197
Appfolio, Inc. - Class A (a)	91	21,421
Appian Corp. - Class A (a)	213	7,272
Apple, Inc.	77,187	17,984,571
Applied Materials, Inc.	4,126	833,658
Applied Optoelectronics, Inc. (a)	226	3,234
AppLovin Corp. - Class A (a)	783	102,221
Arista Networks, Inc. (a)	1,276	489,754
Arlo Technologies, Inc. (a)	613	7,423
Arrow Electronics, Inc. (a)	271	35,997
Asana, Inc. - Class A (a)	399	4,624
ASGN, Inc. (a)	250	23,307
Aspen Technology, Inc. (a)	136	32,480
Atlassian Corp. - Class A (a)	771	122,442
Aurora Innovation, Inc. (a)	8,598	50,900
Autodesk, Inc. (a)	1,056	290,907
AvePoint, Inc. (a)	419	4,932
Avnet, Inc.	458	24,874
Axcelis Technologies, Inc. (a)	150	15,727
Badger Meter, Inc.	134	29,267
Bel Fuse, Inc. - Class B	33	2,591
Belden, Inc.	229	26,823
Benchmark Electronics, Inc.	136	6,028
Bentley Systems, Inc. - Class B	649	32,976
BigCommerce Holdings, Inc. (a)	323	1,890
BILL Holdings, Inc. (a)	502	26,486
Blackbaud, Inc. (a)	200	16,936
BlackLine, Inc. (a)	240	13,234
Box, Inc. - Class A (a)	708	23,173
Braze, Inc. - Class A (a)	253	8,182
Broadcom, Inc.	22,944	3,957,840
C3.ai, Inc. - Class A (a)(b)	589	14,271
Cadence Design Systems, Inc. (a)	1,337	362,367
Calix, Inc. (a)	308	11,947
CCC Intelligent Solutions Holdings, Inc. (a)	1,988	21,967
CDW Corp./DE	674	152,526
CEVA, Inc. (a)	176	4,250
Ciena Corp. (a)	743	45,761
Cirrus Logic, Inc. (a)	292	36,269
Cisco Systems, Inc.	20,169	1,073,394
Cleanspark, Inc. (a)(b)	1,185	11,068
Clear Secure, Inc. - Class A	415	13,753
Clearfield, Inc. (a)	62	2,416
Clearwater Analytics Holdings, Inc. - Class A (a)	516	13,029
Cloudflare, Inc. - Class A (a)	1,498	121,173
Cognex Corp.	895	36,247
Cognizant Technology Solutions Corp. - Class A	2,490	192,178
Coherent Corp. (a)	744	66,149
Cohu, Inc. (a)	226	5,808
CommScope Holding Co., Inc. (a)	1,602	9,788
CommVault Systems, Inc. (a)	228	35,078
Confluent, Inc. - Class A (a)	961	19,585
Consensus Cloud Solutions, Inc. (a)	108	2,543
Core Scientific, Inc. (a)	829	9,832
Corning, Inc.	3,904	176,266
Corsair Gaming, Inc. (a)	381	2,652
Couchbase, Inc. (a)	157	2,531
Crane NXT Co.	260	14,586
Credo Technology Group Holding Ltd. (a)	668	20,574
Crowdstrike Holdings, Inc. - Class A (a)	1,109	311,041
CTS Corp.	112	5,419
Datadog, Inc. - Class A (a)	1,399	160,969
Dell Technologies, Inc. - Class C	1,335	158,251
Diebold Nixdorf, Inc. (a)(b)	188	8,396
Digi International, Inc. (a)	182	5,010
Digimarc Corp. (a)	114	3,064
DigitalOcean Holdings, Inc. (a)	270	10,905
Diodes, Inc. (a)	233	14,933
DocuSign, Inc. (a)	981	60,910
Dolby Laboratories, Inc. - Class A	300	22,959
Domo, Inc. - Class B (a)	254	1,908
DoubleVerify Holdings, Inc. (a)	698	11,754
Dropbox, Inc. - Class A (a)	1,271	32,322
DXC Technology Co. (a)	797	16,538
Dynatrace, Inc. (a)	1,357	72,559
E2open Parent Holdings, Inc. - Class A (a)	1,214	5,354
Edgio, Inc. (a)	16	2
eGain Corp. (a)	150	765
Elastic NV (a)	391	30,013
Enphase Energy, Inc. (a)	663	74,932
Entegris, Inc.	753	84,735
Envestnet, Inc. (a)	268	16,782
EPAM Systems, Inc. (a)	290	57,719
ePlus, Inc. (a)	132	12,981
Extreme Networks, Inc. (a)	685	10,296
F5, Inc. (a)	288	63,418
Fabrinet (a)	185	43,741
Fair Isaac Corp. (a)	119	231,279
FARO Technologies, Inc. (a)	170	3,254
Fastly, Inc. - Class A (a)	589	4,459
First Solar, Inc. (a)	514	128,212
Five9, Inc. (a)	321	9,222
Flex Ltd. (a)	2,100	70,203
FormFactor, Inc. (a)	429	19,734
Fortinet, Inc. (a)	3,162	245,213
Freshworks, Inc. - Class A (a)	748	8,587
Gartner, Inc. (a)	372	188,515
Gen Digital, Inc.	3,017	82,756
Gitlab, Inc. - Class A (a)	553	28,502
GLOBALFOUNDRIES, Inc. (a)	388	15,617
GoDaddy, Inc. - Class A (a)	719	112,725
Grid Dynamics Holdings, Inc. (a)	258	3,612
Guidewire Software, Inc. (a)	426	77,932
Hackett Group, Inc.	40	1,051
Harmonic, Inc. (a)	547	7,970
HashiCorp, Inc. - Class A (a)	559	18,928
Hewlett Packard Enterprise Co.	6,527	133,542
HP, Inc.	4,810	172,535
HubSpot, Inc. (a)	246	130,774
Hut 8 Corp. (a)(b)	771	9,452
Ichor Holdings Ltd. (a)	183	5,821
Impinj, Inc. (a)	147	31,828
indie Semiconductor, Inc. - Class A (a)	774	3,088
Infinera Corp. (a)	1,127	7,607
Informatica, Inc. - Class A (a)	585	14,789
Insight Enterprises, Inc. (a)(b)	175	37,693
Intapp, Inc. (a)	508	24,298
Intel Corp.	21,224	497,915
InterDigital, Inc.	121	17,137
International Business Machines Corp.	4,583	1,013,210
Intuit, Inc.	1,366	848,286
IonQ, Inc. (a)(b)	694	6,066
IPG Photonics Corp. (a)	131	9,736
Itron, Inc. (a)	213	22,751
Jabil, Inc.	622	74,534
Jamf Holding Corp. (a)	327	5,673
JFrog Ltd. (a)	414	12,023
Juniper Networks, Inc.	1,570	61,199
Keysight Technologies, Inc. (a)	847	134,614
Kimball Electronics, Inc. (a)	204	3,776
KLA Corp.	678	525,050
Klaviyo, Inc. - Class A (a)	217	7,677
Knowles Corp. (a)	458	8,258
Kulicke & Soffa Industries, Inc.	303	13,674
Kyndryl Holdings, Inc. (a)	1,207	27,737
Lam Research Corp. (a)	655	534,532
Lattice Semiconductor Corp. (a)	660	35,026
Littelfuse, Inc.	119	31,565
LiveRamp Holdings, Inc. (a)	375	9,292
Lumentum Holdings, Inc. (a)(b)	357	22,627
MACOM Technology Solutions Holdings, Inc. (a)	259	28,816
Manhattan Associates, Inc. (a)	306	86,102
MARA Holdings, Inc. (a)(b)	1,667	27,039
Marvell Technology, Inc.	4,230	305,068
MaxLinear, Inc. (a)	475	6,878
Meridianlink, Inc. (a)	187	3,847
Methode Electronics, Inc.	233	2,787
Microchip Technology, Inc.	2,634	211,484
Micron Technology, Inc.	5,495	569,886
Microsoft Corp.	36,617	15,756,295
MicroStrategy, Inc. - Class A (a)	750	126,450
Mirion Technologies, Inc. (a)	1,265	14,004
Mitek Systems, Inc. (a)	85	737
MKS Instruments, Inc.	351	38,157
MongoDB, Inc. (a)	356	96,245
Monolithic Power Systems, Inc.	230	212,635
Motorola Solutions, Inc.	827	371,844
N-able, Inc. (a)	173	2,259
Napco Security Technologies, Inc.	177	7,161
nCino, Inc. (a)	330	10,425
NCR Voyix Corp. (a)	640	8,685
NetApp, Inc.	1,043	128,821
NETGEAR, Inc. (a)	50	1,003
NetScout Systems, Inc. (a)	295	6,416
Novanta, Inc. (a)	179	32,027
Nutanix, Inc. - Class A (a)	1,191	70,567
NVIDIA Corp.	120,109	14,586,037
Okta, Inc. (a)	790	58,729
Olo, Inc. - Class A (a)	606	3,006
ON Semiconductor Corp. (a)	2,165	157,201
Onto Innovation, Inc. (a)	245	50,852
Oracle Corp.	7,982	1,360,133
OSI Systems, Inc. (a)	67	10,173
PagerDuty, Inc. (a)	430	7,976
Palantir Technologies, Inc. - Class A (a)	9,222	343,058
Palo Alto Networks, Inc. (a)	1,602	547,564
PAR Technology Corp. (a)	225	11,718
PC Connection, Inc.	80	6,034
PDF Solutions, Inc. (a)	190	6,019
Pegasystems, Inc.	181	13,229
Perficient, Inc. (a)	167	12,605
Photronics, Inc. (a)	241	5,967
Plexus Corp. (a)	130	17,772
Power Integrations, Inc.	280	17,954
PowerSchool Holdings, Inc. - Class A (a)	356	8,120
Procore Technologies, Inc. (a)	678	41,846
Progress Software Corp.	200	13,474
PROS Holdings, Inc. (a)	262	4,852
PTC, Inc. (a)	607	109,661
Pure Storage, Inc. - Class A (a)	1,477	74,204
Q2 Holdings, Inc. (a)	240	19,145
Qorvo, Inc. (a)	487	50,307
QUALCOMM, Inc.	5,597	951,770
Qualys, Inc. (a)	189	24,279
Rambus, Inc. (a)	535	22,588
Rapid7, Inc. (a)	324	12,924
RingCentral, Inc. - Class A (a)	260	8,224
Riot Platforms, Inc. (a)(b)	1,173	8,704
Rogers Corp. (a)	57	6,442
Roper Technologies, Inc.	529	294,357
Salesforce, Inc.	4,686	1,282,605
Samsara, Inc. - Class A (a)	1,135	54,616
Sanmina Corp. (a)	263	18,002
ScanSource, Inc. (a)	70	3,362
Seagate Technology Holdings PLC	1,060	116,102
SEMrush Holdings, Inc. - Class A (a)	145	2,278
Semtech Corp. (a)	300	13,698
SentinelOne, Inc. - Class A (a)	1,588	37,985
ServiceNow, Inc. (a)	1,016	908,700
Silicon Laboratories, Inc. (a)	143	16,526
SiTime Corp. (a)	103	17,666
Skyworks Solutions, Inc.	798	78,818
SMART Global Holdings, Inc. (a)	139	2,912
Smartsheet, Inc. - Class A (a)	665	36,814
Snowflake, Inc. - Class A (a)	1,511	173,553
SolarWinds Corp.	352	4,594
SoundHound AI, Inc. - Class A (a)(b)	1,535	7,153
Sprinklr, Inc. - Class A (a)	487	3,764
Sprout Social, Inc. - Class A (a)	244	7,093
SPS Commerce, Inc. (a)	176	34,174
Squarespace, Inc. - Class A (a)	258	11,979
Super Micro Computer, Inc. (a)	244	101,602
Synaptics, Inc. (a)	208	16,137
Synopsys, Inc. (a)	763	386,376
TD SYNNEX Corp.	388	46,591
Teledyne Technologies, Inc. (a)	235	102,850
Tenable Holdings, Inc. (a)	539	21,840
Teradata Corp. (a)	534	16,202
Teradyne, Inc.	786	105,269
Terawulf, Inc. (a)	1,748	8,181
Texas Instruments, Inc.	4,529	935,556
Trimble, Inc. (a)	1,227	76,184
TTM Technologies, Inc. (a)	488	8,906
Twilio, Inc. - Class A (a)	860	56,089
Tyler Technologies, Inc. (a)	213	124,332
Ubiquiti, Inc.	33	7,317
UiPath, Inc. - Class A (a)	2,042	26,138
Ultra Clean Holdings, Inc. (a)	240	9,583
Unisys Corp. (a)	638	3,624
Unity Software, Inc. (a)	1,221	27,619
Universal Display Corp.	221	46,388
Varonis Systems, Inc. (a)	612	34,578
Veeco Instruments, Inc. (a)(b)	337	11,165
Verint Systems, Inc. (a)	375	9,499
VeriSign, Inc. (a)	482	91,561
Vertex, Inc. - Class A (a)	448	17,252
Viasat, Inc. (a)	490	5,851
Viavi Solutions, Inc. (a)	1,328	11,979
Vishay Intertechnology, Inc.	598	11,308
Vontier Corp.	800	26,992
Weave Communications, Inc. (a)	328	4,198
Western Digital Corp. (a)	1,598	109,127
Wolfspeed, Inc. (a)	659	6,392
Workday, Inc. - Class A (a)	1,038	253,698
Workiva, Inc. (a)	259	20,492
Xerox Holdings Corp.	573	5,948
Xperi, Inc. (a)	319	2,948
Yext, Inc. (a)	383	2,650
Zebra Technologies Corp. - Class A (a)	257	95,172
Zeta Global Holdings Corp. - Class A (a)	671	20,016
Zoom Video Communications, Inc. - Class A (a)	1,117	77,900
Zscaler, Inc. (a)	429	73,333
Zuora, Inc. - Class A (a)	657	5,663
		81,555,865

Materials - 2.6%
AdvanSix, Inc.	144	4,375
Air Products and Chemicals, Inc.	1,107	329,598
Albemarle Corp. (b)	597	56,542
Alcoa Corp.	1,723	66,473
Alpha Metallurgical Resources, Inc.	55	12,990
American Vanguard Corp.	244	1,293
AptarGroup, Inc.	314	50,300
Arch Resources, Inc.	95	13,125
Ashland, Inc.	249	21,656
Aspen Aerogels, Inc. (a)	416	11,519
ATI, Inc. (a)	584	39,075
Avery Dennison Corp.	409	90,291
Avient Corp.	483	24,305
Axalta Coating Systems Ltd. (a)	675	24,428
Balchem Corp.	171	30,096
Ball Corp.	1,568	106,483
Berry Global Group, Inc.	578	39,292
Cabot Corp.	255	28,501
Carpenter Technology Corp.	457	72,928
Celanese Corp.	561	76,274
Century Aluminum Co. (a)	341	5,534
CF Industries Holdings, Inc.	900	77,220
Chemours Co.	824	16,744
Clearwater Paper Corp. (a)	130	3,710
Cleveland-Cliffs, Inc. (a)	2,575	32,883
Coeur Mining, Inc. (a)	1,908	13,127
Commercial Metals Co.	556	30,558
Compass Minerals International, Inc.	222	2,668
Corteva, Inc.	3,487	205,001
CRH PLC	3,444	319,397
Crown Holdings, Inc.	583	55,898
Dow, Inc.	3,563	194,647
DuPont de Nemours, Inc.	2,093	186,507
Eagle Materials, Inc.	169	48,613
Eastman Chemical Co.	583	65,267
Ecolab, Inc.	1,269	324,014
Ecovyst, Inc. (a)	550	3,767
Element Solutions, Inc.	1,211	32,891
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	500	0
FMC Corp.	599	39,498
Freeport-McMoRan, Inc.	7,089	353,883
Graphic Packaging Holding Co.	1,499	44,355
Greif, Inc. - Class A	91	5,702
Hawkins, Inc.	176	22,435
Haynes International, Inc.	42	2,501
HB Fuller Co.	268	21,274
Hecla Mining Co.	3,124	20,837
Huntsman Corp.	909	21,998
Ingevity Corp. (a)	207	8,073
Innospec, Inc.	129	14,589
International Flavors & Fragrances, Inc.	1,164	122,139
International Paper Co.	1,690	82,556
Kaiser Aluminum Corp.	53	3,844
Knife River Corp. (a)	278	24,850
Koppers Holdings, Inc.	156	5,699
Linde PLC	2,364	1,127,297
Louisiana-Pacific Corp.	395	42,447
LSB Industries, Inc. (a)	333	2,677
LyondellBasell Industries NV - Class A	1,272	121,985
Martin Marietta Materials, Inc.	328	176,546
Materion Corp.	93	10,403
Mativ Holdings, Inc.	371	6,303
Metallus, Inc. (a)	104	1,542
Minerals Technologies, Inc.	180	13,901
Mosaic Co.	1,678	44,937
MP Materials Corp. (a)(b)	646	11,402
Myers Industries, Inc.	200	2,764
NewMarket Corp.	31	17,109
Newmont Corp.	5,840	312,148
Nucor Corp.	1,201	180,558
O-I Glass, Inc. (a)	647	8,489
Olin Corp.	601	28,836
Olympic Steel, Inc.	36	1,404
Packaging Corp. of America	449	96,715
Pactiv Evergreen, Inc.	197	2,267
Piedmont Lithium, Inc. (a)	92	822
PPG Industries, Inc.	1,184	156,833
PureCycle Technologies, Inc. (a)(b)	1,337	12,701
Quaker Chemical Corp.	74	12,468
Radius Recycling, Inc. - Class A	162	3,003
Ramaco Resources, Inc. (a)	236	2,761
Reliance, Inc.	295	85,317
Royal Gold, Inc.	341	47,842
RPM International, Inc.	620	75,020
Ryerson Holding Corp.	173	3,444
Scotts Miracle-Gro Co.	175	15,173
Sealed Air Corp.	666	24,176
Sensient Technologies Corp.	162	12,996
Sherwin-Williams Co.	1,176	448,844
Silgan Holdings, Inc.	400	21,000
Smurfit WestRock PLC	1,284	63,455
Sonoco Products Co.	473	25,840
Southern Copper Corp.	532	61,536
Steel Dynamics, Inc.	780	98,342
Stepan Co.	97	7,493
Summit Materials, Inc. - Class A (a)	580	22,637
SunCoke Energy, Inc.	555	4,817
Sylvamo Corp.	156	13,393
TriMas Corp.	223	5,693
Tronox Holdings PLC	721	10,548
United States Lime & Minerals, Inc.	85	8,301
United States Steel Corp.	1,079	38,121
Vulcan Materials Co.	657	164,533
Warrior Met Coal, Inc.	276	17,636
Westlake Corp.	157	23,596
Worthington Steel, Inc.	191	6,496
		7,216,790

Real Estate - 0.2%
Anywhere Real Estate, Inc. (a)	595	3,023
CBRE Group, Inc. - Class A (a)	1,498	186,471
Compass, Inc. - Class A (a)	1,813	11,077
CoStar Group, Inc. (a)	2,027	152,917
DigitalBridge Group, Inc.	763	10,781
eXp World Holdings, Inc. (b)	290	4,086
Forestar Group, Inc. (a)	47	1,521
Howard Hughes Holdings, Inc. (a)	236	18,274
Jones Lang LaSalle, Inc. (a)	235	63,405
Kennedy-Wilson Holdings, Inc.	609	6,730
Marcus & Millichap, Inc.	126	4,993
Newmark Group, Inc. - Class A	765	11,880
Redfin Corp. (a)	865	10,838
Seaport Entertainment Group, Inc. (a)(b)	26	713
SPIRIT MTA REIT - ESCROW (a)(c)	300	0
St Joe Co.	268	15,627
Star Holdings (a)	78	1,080
Tejon Ranch Co. (a)	50	878
Zillow Group, Inc. - Class A (a)	247	15,297
Zillow Group, Inc. - Class C (a)	761	48,590
		568,181

Utilities - 2.4%
AES Corp.	3,666	73,540
ALLETE, Inc.	284	18,230
Alliant Energy Corp.	1,265	76,773
Ameren Corp.	1,314	114,922
American Electric Power Co., Inc.	2,631	269,941
American States Water Co.	220	18,324
American Water Works Co., Inc.	970	141,853
Atmos Energy Corp.	752	104,310
Avangrid, Inc.	327	11,703
Avista Corp.	333	12,904
Black Hills Corp.	353	21,575
California Water Service Group	289	15,670
CenterPoint Energy, Inc.	3,177	93,467
Chesapeake Utilities Corp.	102	12,665
Clearway Energy, Inc. - Class A	90	2,562
Clearway Energy, Inc. - Class C	471	14,450
CMS Energy Corp.	1,463	103,332
Consolidated Edison, Inc.	1,742	181,394
Constellation Energy Corp.	1,589	413,172
Dominion Energy, Inc.	4,196	242,487
DTE Energy Co.	1,049	134,702
Duke Energy Corp.	3,844	443,213
Edison International	1,884	164,078
Entergy Corp.	1,034	136,085
Essential Utilities, Inc.	1,206	46,515
Evergy, Inc.	1,153	71,497
Eversource Energy	1,746	118,815
Exelon Corp.	5,043	204,494
FirstEnergy Corp.	2,905	128,837
Hawaiian Electric Industries, Inc. (a)	566	5,479
IDACORP, Inc.	268	27,628
MGE Energy, Inc.	151	13,809
Middlesex Water Co.	66	4,306
Montauk Renewables, Inc. (a)	328	1,709
National Fuel Gas Co.	454	27,517
New Jersey Resources Corp.	558	26,338
NextEra Energy, Inc.	10,179	860,431
NiSource, Inc.	2,249	77,928
Northwest Natural Holding Co.	223	9,103
Northwestern Energy Group, Inc.	330	18,883
NRG Energy, Inc.	1,094	99,663
OGE Energy Corp.	1,042	42,743
ONE Gas, Inc.	287	21,359
Ormat Technologies, Inc.	300	23,082
Otter Tail Corp.	196	15,319
PG&E Corp.	9,897	195,664
Pinnacle West Capital Corp.	577	51,116
Portland General Electric Co.	500	23,950
PPL Corp.	3,706	122,594
Public Service Enterprise Group, Inc.	2,461	219,546
Sempra	3,181	266,027
SJW Group	180	10,460
Southern Co.	5,389	485,980
Southwest Gas Holdings, Inc.	325	23,972
Spire, Inc.	291	19,581
Sunnova Energy International, Inc. (a)(b)	530	5,162
TXNM Energy, Inc.	480	21,010
UGI Corp.	1,134	28,373
Unitil Corp.	106	6,421
Vistra Corp.	1,780	211,001
WEC Energy Group, Inc.	1,545	148,598
Xcel Energy, Inc.	2,718	177,485
York Water Co.	128	4,795
		6,688,542
TOTAL COMMON STOCKS (Cost $57,695,055)		269,975,821

REAL ESTATE INVESTMENT TRUSTS - 2.7%	Shares	Value
Acadia Realty Trust	558	13,102
AGNC Investment Corp. (b)	3,371	35,261
Agree Realty Corp.	538	40,528
Alexander & Baldwin, Inc.	248	4,762
Alexandria Real Estate Equities, Inc.	868	103,075
American Assets Trust, Inc.	228	6,092
American Homes 4 Rent - Class A	1,662	63,804
American Tower Corp.	2,309	536,981
Americold Realty Trust, Inc.	988	27,931
Annaly Capital Management, Inc.	2,551	51,199
Apartment Investment and Management Co. - Class A (a)	826	7,467
Apollo Commercial Real Estate Finance, Inc.	709	6,516
Apple Hospitality REIT, Inc.	981	14,568
Arbor Realty Trust, Inc. (b)	831	12,930
Ares Commercial Real Estate Corp.	908	6,356
Armada Hoffler Properties, Inc.	467	5,058
ARMOUR Residential REIT, Inc.	309	6,304
AvalonBay Communities, Inc.	719	161,955
Blackstone Mortgage Trust, Inc. - Class A (b)	829	15,759
Brandywine Realty Trust	646	3,514
BrightSpire Capital, Inc.	637	3,567
Brixmor Property Group, Inc.	1,591	44,325
Broadstone Net Lease, Inc.	915	17,339
BXP, Inc.	785	63,161
Camden Property Trust	516	63,741
CareTrust REIT, Inc.	612	18,886
CBL & Associates Properties, Inc.	204	5,141
Centerspace	64	4,510
Chatham Lodging Trust	425	3,621
Chimera Investment Corp.	392	6,205
Community Healthcare Trust, Inc.	154	2,795
COPT Defense Properties	501	15,195
CoreCivic, Inc. (a)	686	8,678
Cousins Properties, Inc.	839	24,734
Crown Castle, Inc.	2,138	253,631
CubeSmart	1,094	58,890
DiamondRock Hospitality Co.	1,103	9,629
Digital Realty Trust, Inc.	1,576	255,044
Douglas Emmett, Inc.	854	15,005
Dynex Capital, Inc.	405	5,168
Easterly Government Properties, Inc.	627	8,515
EastGroup Properties, Inc.	227	42,408
Ellington Credit Co.	99	691
Elme Communities	425	7,476
Empire State Realty Trust, Inc. - Class A	745	8,255
EPR Properties	422	20,695
Equinix, Inc.	474	420,737
Equity Commonwealth (a)	482	9,592
Equity LifeStyle Properties, Inc.	896	63,921
Equity Residential	1,885	140,357
Essential Properties Realty Trust, Inc.	830	28,344
Essex Property Trust, Inc.	322	95,125
Extra Space Storage, Inc.	1,060	191,001
Farmland Partners, Inc.	384	4,013
Federal Realty Investment Trust	414	47,598
First Industrial Realty Trust, Inc.	645	36,107
Four Corners Property Trust, Inc.	497	14,567
Franklin BSP Realty Trust, Inc.	422	5,511
Gaming and Leisure Properties, Inc.	1,308	67,297
GEO Group, Inc. (a)	632	8,121
Getty Realty Corp.	219	6,966
Gladstone Commercial Corp.	312	5,067
Gladstone Land Corp.	269	3,739
Global Medical REIT, Inc.	581	5,758
Global Net Lease, Inc.	842	7,090
HA Sustainable Infrastructure Capital, Inc.	550	18,958
Healthcare Realty Trust, Inc.	2,086	37,861
Healthpeak Properties, Inc.	3,510	80,274
Highwoods Properties, Inc.	510	17,090
Host Hotels & Resorts, Inc.	3,576	62,938
Hudson Pacific Properties, Inc.	815	3,896
Independence Realty Trust, Inc.	1,266	25,953
Innovative Industrial Properties, Inc.	150	20,190
InvenTrust Properties Corp.	272	7,717
Invesco Mortgage Capital, Inc.	242	2,272
Invitation Homes, Inc.	3,081	108,636
Iron Mountain, Inc.	1,492	177,294
JBG SMITH Properties	497	8,688
Kilroy Realty Corp.	620	23,994
Kimco Realty Corp.	3,306	76,765
Kite Realty Group Trust	1,127	29,933
KKR Real Estate Finance Trust, Inc.	295	3,643
Ladder Capital Corp.	559	6,484
Lamar Advertising Co. - Class A	422	56,379
LTC Properties, Inc.	251	9,209
LXP Industrial Trust	1,665	16,733
Macerich Co.	1,161	21,177
Medical Properties Trust, Inc. (b)	2,958	17,304
MFA Financial, Inc.	505	6,424
Mid-America Apartment Communities, Inc.	579	92,003
National Health Investors, Inc.	228	19,166
National Storage Affiliates Trust	431	20,774
NET Lease Office Properties	74	2,266
NETSTREIT Corp.	318	5,257
New York Mortgage Trust, Inc.	627	3,969
NexPoint Residential Trust, Inc.	152	6,690
NNN REIT, Inc.	936	45,387
Omega Healthcare Investors, Inc.	1,238	50,387
Orchid Island Capital, Inc.	79	649
Outfront Media, Inc.	722	13,270
Paramount Group, Inc.	1,239	6,096
Park Hotels & Resorts, Inc.	982	13,846
Peakstone Realty Trust	296	4,034
Pebblebrook Hotel Trust	664	8,785
PennyMac Mortgage Investment Trust	450	6,417
Phillips Edison & Co., Inc.	626	23,606
Piedmont Office Realty Trust, Inc. - Class A	597	6,030
Plymouth Industrial REIT, Inc.	286	6,464
PotlatchDeltic Corp.	420	18,921
Prologis, Inc.	4,625	584,045
Public Storage	758	275,813
Rayonier, Inc.	777	25,004
Ready Capital Corp.	1,095	8,355
Realty Income Corp.	4,221	267,696
Redwood Trust, Inc.	692	5,349
Regency Centers Corp.	946	68,330
Retail Opportunity Investments Corp.	725	11,404
Rexford Industrial Realty, Inc.	1,095	55,089
Rithm Capital Corp.	2,404	27,285
RLJ Lodging Trust	855	7,849
Ryman Hospitality Properties, Inc.	287	30,778
Sabra Health Care REIT, Inc.	1,058	19,689
Safehold, Inc.	300	7,869
Saul Centers, Inc.	18	755
SBA Communications Corp.	548	131,904
Service Properties Trust	584	2,663
Simon Property Group, Inc.	1,601	270,601
SITE Centers Corp.	202	12,221
SL Green Realty Corp.	357	24,851
STAG Industrial, Inc.	961	37,565
Starwood Property Trust, Inc.	1,518	30,937
Summit Hotel Properties, Inc.	268	1,838
Sun Communities, Inc.	614	82,982
Sunstone Hotel Investors, Inc.	940	9,701
Tanger, Inc.	583	19,344
Terreno Realty Corp.	399	26,665
TPG RE Finance Trust, Inc.	306	2,610
Two Harbors Investment Corp.	891	12,367
UDR, Inc.	1,607	72,861
UMH Properties, Inc.	256	5,036
Uniti Group, Inc.	1,189	6,706
Universal Health Realty Income Trust	117	5,353
Urban Edge Properties	694	14,845
Ventas, Inc.	2,019	129,478
Veris Residential, Inc.	312	5,572
VICI Properties, Inc.	5,188	172,812
Vornado Realty Trust	895	35,263
Welltower, Inc.	2,858	365,910
Weyerhaeuser Co.	3,665	124,097
WP Carey, Inc.	1,041	64,854
Xenia Hotels & Resorts, Inc.	560	8,271
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,205,404)		7,517,824

RIGHTS - 0.0%(e)	Contracts	Value
ABIOMED, Inc., Expires , Exercise Price $0.00 (a)(c)	239	0

Health Care - 0.0%(e)
Bristol-Myers Squibb Co., Expires 01/24/2025, Exercise Price $12.00 (a)(c)	277	0

Real Estate - 0.0%(e)
Seaport Entertainment Group, Inc., Expires 10/10/2024, Exercise Price $25.00 (a)	26	77
TOTAL RIGHTS (Cost $120)		77

ESCROW NOTES - 0.0%(e)	Shares	Value
- 0.0%(e)	Shares
Employees Retirement System Government Commonwealth	20	0
TOTAL ESCROW NOTES (Cost $0)		0

TOTAL INVESTMENTS - 98.4% (Cost $60,900,579)		277,493,722
Money Market Deposit Account - 1.9% (f)(g)		5,337,118
Liabilities in Excess of Other Assets - (0.3)%		(889,276)
TOTAL NET ASSETS - 100.0%		$281,941,564

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AMBAC - American Municipal Bond Assurance Corporation
MTA - Monthly Treasury Average
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $739,340 which represented 0.3% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily.
The rate as of September 30, 2024 was 4.74%.

(g)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $772,812 which represented 0.3% of net assets.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Wilshire 5000 Index Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$269,975,821	$–	$–	(a)	$269,975,821
Real Estate Investment Trusts	7,517,824	–	–		7,517,824
Rights	77	–	–	(a)	77
Escrow Notes	–	–	–	(a)	–	(a)
Total Investments	$277,493,722	$–	$–	(a)	$277,493,722

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.